Document and Entity Information (USD $) In Billions, except Share data	12 Months Ended
	Jan. 28, 2011	Mar. 25, 2011	Jul. 30, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	LOWES COMPANIES INC
Entity Central Index Key	0000060667
Document Type	10-K
Document Period End Date	Jan 28, 2011
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--01-28
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 29.5
Entity Common Stock, Shares Outstanding		1,318,320,422

Consolidated Statements of Earnings (USD $) In Millions, except Per Share data	12 Months Ended
	Jan. 28, 2011	Jan. 29, 2010	Jan. 30, 2009
Consolidated Statements of Earnings
Net sales	$ 48,815	$ 47,220	$ 48,230
Cost of sales	31,663	30,757	31,729
Gross margin	17,152	16,463	16,501
Expenses:
Selling, general and administrative	12,006	11,737	11,176
Depreciation	1,586	1,614	1,539
Interest - net	332	287	280
Total expenses	13,924	13,638	12,995
Pre-tax earnings	3,228	2,825	3,506
Income tax provision	1,218	1,042	1,311
Net earnings	$ 2,010	$ 1,783	$ 2,195
Basic earnings per common share	$ 1.42	$ 1.21	$ 1.5
Diluted earnings per common share	$ 1.42	$ 1.21	$ 1.49
Cash dividends per share	$ 0.42	$ 0.355	$ 0.335

Consolidated Statements of Earnings (Percents)	12 Months Ended
	Jan. 28, 2011	Jan. 29, 2010	Jan. 30, 2009
Consolidated Statements of Earnings
Net sales	100.00%	100.00%	100.00%
Cost of sales	64.86%	65.14%	65.79%
Gross margin	35.14%	34.86%	34.21%
Expenses:
Selling, general and administrative	24.60%	24.85%	23.17%
Depreciation	3.25%	3.42%	3.19%
Interest - net	0.68%	0.61%	0.58%
Total expenses	28.53%	28.88%	26.94%
Pre-tax earnings	6.61%	5.98%	7.27%
Income tax provision	2.49%	2.20%	2.72%
Net earnings	4.12%	3.78%	4.55%

Consolidated Balance Sheets (USD $)	12 Months Ended
	Jan. 28, 2011	Jan. 29, 2010
Current assets:
Cash and cash equivalents	$ 652,000,000	$ 632,000,000
Short-term investments	471,000,000	425,000,000
Merchandise inventory - net	8,321,000,000	8,249,000,000
Deferred income taxes - net	193,000,000	208,000,000
Other current assets	330,000,000	218,000,000
Total current assets	9,967,000,000	9,732,000,000
Property, less accumulated depreciation	22,089,000,000	22,499,000,000
Long-term investments	1,008,000,000	277,000,000
Other assets	635,000,000	497,000,000
Total assets	33,699,000,000	33,005,000,000
Current liabilities:
Current maturities of long-term debt	36,000,000	552,000,000
Accounts payable	4,351,000,000	4,287,000,000
Accrued compensation and employee benefits	667,000,000	577,000,000
Deferred revenue	707,000,000	683,000,000
Other current liabilities	1,358,000,000	1,256,000,000
Total current liabilities	7,119,000,000	7,355,000,000
Long-term debt, excluding current maturities	6,537,000,000	4,528,000,000
Deferred income taxes - net	467,000,000	598,000,000
Deferred revenue - extended protection plans	631,000,000	549,000,000
Other liabilities	833,000,000	906,000,000
Total liabilities	15,587,000,000	13,936,000,000
Commitments and Contingencies
Shareholders' equity:
Preferred stock - $5 par value, none issued	0	0
Common stock - $.50 par value; Shares issued and outstanding 1,354 at January 28, 2011 and 1,459 at January 29, 2010, respectively	677,000,000	729,000,000
Capital in excess of par value	11,000,000	6,000,000
Retained earnings	17,371,000,000	18,307,000,000
Accumulated other comprehensive income	53,000,000	27,000,000
Total shareholders' equity	18,112,000,000	19,069,000,000
Total liabilities and shareholders' equity	$ 33,699,000,000	$ 33,005,000,000

Consolidated Balance Sheets (Parenthetical) (USD $)	Jan. 28, 2011	Jan. 29, 2010
Shareholders' equity:
Preferred stock, par value	$ 5	$ 5
Preferred stock, shares issued	0	0
Common stock, par value	$ 0.5	$ 0.5
Common stock, shares issued	1,354,000,000	1,459,000,000
Common stock, shares outstanding	1,354,000,000	1,459,000,000

Consolidated Balance Sheets (Percents)	Jan. 28, 2011	Jan. 29, 2010
Current assets:
Cash and cash equivalents	1.90%	1.90%
Short-term investments	1.40%	1.30%
Merchandise inventory - net	24.70%	25.00%
Deferred income taxes - net	0.60%	0.60%
Other current assets	1.00%	0.70%
Total current assets	29.60%	29.50%
Property, less accumulated depreciation	65.50%	68.20%
Long-term investments	3.00%	0.80%
Other assets	1.90%	1.50%
Total assets	100.00%	100.00%
Current liabilities:
Current maturities of long-term debt	0.10%	1.70%
Accounts payable	12.90%	13.00%
Accrued compensation and employee benefits	2.00%	1.70%
Deferred revenue	2.10%	2.10%
Other current liabilities	4.00%	3.80%
Total current liabilities	21.10%	22.30%
Long-term debt, excluding current maturities	19.40%	13.70%
Deferred income taxes - net	1.40%	1.80%
Deferred revenue - extended protection plans	1.90%	1.70%
Other liabilities	2.50%	2.70%
Total liabilities	46.30%	42.20%
Shareholders' equity:
Preferred stock - $5 par value, none issued	0.00%	0.00%
Common stock - $.50 par value; Shares issued and outstanding 1,354 at January 28, 2011 and 1,459 at January 29, 2010, respectively	2.00%	2.20%
Capital in excess of par value	0.00%	0.00%
Retained earnings	51.50%	55.50%
Accumulated other comprehensive income	0.20%	0.10%
Total shareholders' equity	53.70%	57.80%
Total liabilities and shareholders' equity	100.00%	100.00%

Consolidated Statements of Shareholders' Equity (USD $) In Millions	Common Stock	Capital in Excess of Par Value	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Balance at Feb. 01, 2008	$ 729	$ 16	$ 15,345	$ 8	$ 16,098
Balance, shares at Feb. 01, 2008	1,458
Comprehensive income:
Net earnings			2,195		2,195
Foreign currency translation				(13)
Net unrealized investment gains (losses)				(1)
Total comprehensive income					2,181
Tax effect of non-qualified stock options exercised and restricted stock vested		5			5
Cash dividends declared			(491)		(491)
Share-based payment expense		95			95
Repurchase of common stock	0	(8)			(8)
Repurchase of common stock, shares	0
Conversion of debt to common stock	0	1			1
Conversion of debt to common stock, shares	0
Issuance of common stock under share based payments plans, value	6	168			174
Issuance of common stock under share-based payments plans, shares	12
Balance at Jan. 30, 2009	735	277	17,049	(6)	18,055
Balance, shares at Jan. 30, 2009	1,470
Comprehensive income:
Net earnings			1,783		1,783
Foreign currency translation				32
Net unrealized investment gains (losses)				1
Total comprehensive income					1,816
Tax effect of non-qualified stock options exercised and restricted stock vested		(6)			(6)
Cash dividends declared			(522)		(522)
Share-based payment expense		102			102
Repurchase of common stock	(11)	(490)	(3)		(504)
Repurchase of common stock, shares	(22)
Issuance of common stock under share based payments plans, value	5	123			128
Issuance of common stock under share-based payments plans, shares	11
Balance at Jan. 29, 2010	729	6	18,307	27	19,069
Balance, shares at Jan. 29, 2010	1,459				1,459
Comprehensive income:
Net earnings			2,010		2,010
Foreign currency translation				28
Net unrealized investment gains (losses)				(2)
Total comprehensive income					2,036
Tax effect of non-qualified stock options exercised and restricted stock vested		(6)			(6)
Cash dividends declared			(588)		(588)
Share-based payment expense		115			115
Repurchase of common stock	(56)	(204)	(2,358)		(2,618)
Repurchase of common stock, shares	(113)
Issuance of common stock under share based payments plans, value	4	100			104
Issuance of common stock under share-based payments plans, shares	8
Balance at Jan. 28, 2011	$ 677	$ 11	$ 17,371	$ 53	$ 18,112
Balance, shares at Jan. 28, 2011	1,354				1,354

Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Jan. 28, 2011	Jan. 29, 2010	Jan. 30, 2009
Cash flows from operating activities:
Net earnings	$ 2,010	$ 1,783	$ 2,195
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation and amortization	1,684	1,733	1,667
Deferred income taxes	(133)	(123)	69
Loss on property and other assets - net	103	193	89
Loss on redemption of long-term debt			8
Share-based payment expense	115	102	95
Changes in operating assets and liabilities:
Merchandise inventory - net	(64)	(28)	(611)
Other operating assets	(142)	7	31
Accounts payable	60	175	402
Other operating liabilities	219	212	177
Net cash provided by operating activities	3,852	4,054	4,122
Cash flows from investing activities:
Purchases of investments	(2,605)	(1,827)	(1,358)
Proceeds from sale/maturity of investments	1,822	1,784	1,425
Increase in other long-term assets	(97)	(62)	(56)
Property acquired	(1,329)	(1,799)	(3,266)
Proceeds from sale of property and other long-term assets	25	18	29
Net cash used in investing activities	(2,184)	(1,886)	(3,226)
Cash flows from financing activities:
Net decrease in short-term borrowings		(1,007)	(57)
Net proceeds from issuance of long-term debt	1,985	10	15
Repayment of long-term debt	(552)	(37)	(573)
Proceeds from issuance of common stock under share-based payment plans	104	128	174
Cash dividend payments	(571)	(391)	(491)
Repurchase of common stock	(2,618)	(504)	(8)
Excess tax benefits of share-based payments	1		1
Net cash used in financing activities	(1,651)	(1,801)	(939)
Effect of exchange rate changes on cash	3	20	7
Net increase (decrease) in cash and cash equivalents	20	387	(36)
Cash and cash equivalents, beginning of year	632	245	281
Cash and cash equivalents, end of year	$ 652	$ 632	$ 245

Summary of Significant Accounting Policies	12 Months Ended
Jan. 28, 2011
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies
NOTE 1: Summary of Significant Accounting Policies
Lowe’s Companies, Inc. and subsidiaries (the Company) is the world’s second-largest home improvement retailer and operated 1,749 stores in the United States, Canada and Mexico at January 28, 2011. Below are those accounting policies considered by the Company to be significant.
Fiscal Year - The Company’s fiscal year ends on the Friday nearest the end of January. Each of the fiscal years presented contained 52 weeks. All references herein for the years 2010, 2009 and 2008 represent the fiscal years ended January 28, 2011, January 29, 2010, and January 30, 2009, respectively.
Principles of Consolidation - The consolidated financial statements include the accounts of the Company and its wholly-owned or controlled operating subsidiaries. All intercompany accounts and transactions have been eliminated.
Foreign Currency - The functional currencies of the Company’s international subsidiaries are the local currencies of the countries in which the subsidiaries are located. Foreign currency denominated assets and liabilities are translated into U.S. dollars using the exchange rates in effect at the consolidated balance sheet date. Results of operations and cash flows are translated using the average exchange rates throughout the period. The effect of exchange rate fluctuations on translation of assets and liabilities is included as a component of shareholders’ equity in accumulated other comprehensive income (loss). Gains and losses from foreign currency transactions, which are included in selling, general and administrative (SG&A) expense, have not been significant.
Use of Estimates - The preparation of the Company’s financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates that affect the reported amounts of assets, liabilities, sales and expenses, and related disclosures of contingent assets and liabilities. The Company bases these estimates on historical results and various other assumptions believed to be reasonable, all of which form the basis for making estimates concerning the carrying values of assets and liabilities that are not readily available from other sources. Actual results may differ from these estimates.
Cash and Cash Equivalents - Cash and cash equivalents include cash on hand, demand deposits and short-term investments with original maturities of three months or less when purchased. Cash and cash equivalents are carried at amortized cost on the consolidated balance sheets. The majority of payments due from financial institutions for the settlement of credit card and debit card transactions process within two business days and are, therefore, classified as cash and cash equivalents.
Investments - As of January 28, 2011, investments consisted primarily of municipal obligations, floating rate municipal obligations, money market funds and mutual funds. The Company classifies as investments restricted balances pledged as collateral for the Company’s extended protection plan program and for a portion of the Company’s casualty insurance and Installed Sales program liabilities. Investments, exclusive of cash equivalents, with a stated maturity date of one year or less from the balance sheet date or that are expected to be used in current operations, are classified as short-term investments. The Company’s trading securities are also classified as short-term investments. All other investments are classified as long-term.
The Company maintains investment securities in conjunction with certain employee benefit plans that are classified as trading securities. These securities are carried at fair value with unrealized gains and losses included in SG&A expense. All other investment securities are classified as available-for-sale and are carried at fair value with unrealized gains and losses included in accumulated other comprehensive income (loss) in shareholders’ equity.
Merchandise Inventory - Inventory is stated at the lower of cost or market using the first-in, first-out method of inventory accounting. The cost of inventory also includes certain costs associated with the preparation of inventory for resale, including distribution center costs, and is net of vendor funds.
The Company records an inventory reserve for the anticipated loss associated with selling inventories below cost. This reserve is based on management’s current knowledge with respect to inventory levels, sales trends and historical experience. Management does not believe the Company’s merchandise inventories are subject to significant risk of obsolescence in the near term, and management has the ability to adjust purchasing practices based on anticipated sales trends and general economic conditions. However, changes in consumer purchasing patterns could result in the need for additional reserves. The Company also records an inventory reserve for the estimated shrinkage between physical inventories. This reserve is based primarily on actual shrink results from previous physical inventories. Changes in the estimated shrink reserve may be necessary based on the timing and results of physical inventories.
The Company receives funds from vendors in the normal course of business, principally as a result of purchase volumes, sales, early payments or promotions of vendors’ products, which generally do not represent the reimbursement of specific, incremental and identifiable costs incurred by the Company to sell the vendor’s product. These funds are treated as a reduction in the cost of inventory as the amounts are accrued, and are recognized as a reduction of cost of sales when the inventory is sold. The Company develops accrual rates for vendor funds based on the provisions of the agreements in place. Due to the complexity and diversity of the individual vendor agreements, the Company performs analyses and reviews historical trends throughout the year and confirms actual amounts with select vendors to ensure the amounts earned are appropriately recorded. Amounts accrued throughout the year could be impacted if actual purchase volumes differ from projected annual purchase volumes, especially in the case of programs that provide for increased funding when graduated purchase volumes are met.
Derivative Financial Instruments - The Company occasionally utilizes derivative financial instruments to manage certain business risks. However, the amounts were not material to the Company’s consolidated financial statements in any of the years presented. The Company does not use derivative financial instruments for trading purposes.
Credit Programs - The majority of the Company’s accounts receivable arises from sales of goods and services to Commercial Business Customers. The Company has an agreement with GE Money Bank (GE) under which GE purchases at face value commercial business accounts receivable originated by the Company and services these accounts. This agreement expires in December 2016, unless terminated sooner by the parties. The Company accounts for these transfers as sales of the accounts receivable. When the Company sells its commercial business accounts receivable, it retains certain interests in those receivables, including the funding of a loss reserve and its obligation related to GE’s ongoing servicing of the receivables sold. Any gain or loss on the sale is determined based on the previous carrying amounts of the transferred assets allocated at fair value between the receivables sold and the interests retained. Fair value is based on the present value of expected future cash flows, taking into account the key assumptions of anticipated credit losses, payment rates, late fee rates, GE’s servicing costs and the discount rate commensurate with the uncertainty involved. Due to the short-term nature of the receivables sold, changes to the key assumptions would not materially impact the recorded gain or loss on the sales of receivables or the fair value of the retained interests in the receivables.
Total commercial business accounts receivable sold to GE were  $1.7 billion in 2010,  $1.6 billion in 2009 and  $1.7 billion in 2008. The Company recognized losses of  $31 million in both 2010 and 2009, and  $38 million in 2008 on these receivable sales as SG&A expense, which primarily relates to the fair value of the obligations incurred related to servicing costs that are remitted to GE monthly. At January 28, 2011 and January 29, 2010, the fair value of the retained interests was determined based on the present value of expected future cash flows and was insignificant.
Sales generated through the Company’s proprietary credit cards are not reflected in receivables. Under an agreement with GE, credit is extended directly to customers by GE. All credit program-related services are performed and controlled directly by GE. The Company has the option, but no obligation, to purchase the receivables at the end of the agreement in December 2016. Tender costs, including amounts associated with accepting the Company’s proprietary credit cards, are recorded in SG&A expense in the consolidated statements of earnings.
The total portfolio of receivables held by GE, including both receivables originated by GE from the Company’s proprietary credit cards and commercial business accounts receivable originated by the Company and sold to GE, approximated  $5.8 billion at January 28, 2011, and  $6.5 billion at January 29, 2010.
Property and Depreciation - Property is recorded at cost. Costs associated with major additions are capitalized and depreciated. Capital assets are expected to yield future benefits and have useful lives which exceed one year. The total cost of a capital asset generally includes all applicable sales taxes, delivery costs, installation costs and other appropriate costs incurred by the Company, including interest in the case of self-constructed assets. Upon disposal, the cost of properties and related accumulated depreciation is removed from the accounts, with gains and losses reflected in SG&A expense on the consolidated statements of earnings.
Depreciation is provided over the estimated useful lives of the depreciable assets. Assets are depreciated using the straight-line method. Leasehold improvements and assets under capital lease are depreciated over the shorter of their estimated useful lives or the term of the related lease, which may include one or more option renewal periods where failure to exercise such options would result in an economic penalty in such amount that renewal appears, at the inception of the lease, to be reasonably assured. During the term of a lease, if leasehold improvements are placed in service significantly after the inception of the lease, the Company depreciates these leasehold improvements over the shorter of the useful life of the leasehold assets or a term that includes lease renewal periods deemed to be reasonably assured at the time the leasehold improvements are placed into service. The amortization of these assets is included in depreciation expense on the consolidated financial statements.
Long-Lived Asset Impairment/Exit Activities - The carrying amounts of long-lived assets are reviewed whenever certain events or changes in circumstances indicate that the carrying amounts may not be recoverable.
Long-lived assets held-for-use includes operating stores as well as excess properties, such as relocated stores, closed stores and other properties that do not meet the held-for-sale criteria. A potential impairment has occurred for long-lived assets held-for-use if projected future undiscounted cash flows expected to result from the use and eventual disposition of the assets are less than the carrying amounts of the assets. An impairment loss is recorded for long-lived assets held-for-use when the carrying amount of the asset is not recoverable and exceeds its fair value.
Excess properties that are expected to be sold within the next 12 months and meet the other relevant held-for-sale criteria are classified as long-lived assets held-for-sale. An impairment loss is recorded for long-lived assets held-for-sale when the carrying amount of the asset exceeds its fair value less cost to sell. A long-lived asset is not depreciated while it is classified as held-for-sale.
For long-lived assets to be abandoned, the Company considers the asset to be disposed of when it ceases to be used. Until it ceases to be used, the Company continues to classify the asset as held-for-use and tests for potential impairment accordingly. If the Company commits to a plan to abandon a long-lived asset before the end of its previously estimated useful life, its depreciable life is re-evaluated.
Impairment losses are included in SG&A expense. The Company recorded long-lived asset impairment losses of  $71 million during 2010, including  $36 million for operating stores,  $26 million for excess properties classified as held-for-use and  $9 million, including costs to sell, for excess properties classified as held-for-sale. The Company recorded long-lived asset impairment losses of  $114 million during 2009, including  $53 million for operating stores,  $40 million for excess properties classified as held-for-use and  $21 million, including costs to sell, for excess properties classified as held-for-sale. The Company recorded long-lived asset impairment losses of  $21 million during 2008, including  $16 million for operating stores and  $5 million for excess properties classified as held-for-use.
The net carrying amount of excess properties that do not meet the held-for-sale criteria is included in other assets (non-current) on the consolidated balance sheets and totaled  $239 million and  $205 million at January 28, 2011 and January 29, 2010, respectively.
When locations under operating leases are closed, a liability is recognized for the fair value of future contractual obligations, including future minimum lease payments, property taxes, utilities and common area maintenance, net of estimated sublease income. Amounts accrued were not material for any of the periods presented.
Leases - For lease agreements that provide for escalating rent payments or free-rent occupancy periods, the Company recognizes rent expense on a straight-line basis over the non-cancelable lease term and option renewal periods where failure to exercise such options would result in an economic penalty in such amount that renewal appears, at the inception of the lease, to be reasonably assured. The lease term commences on the date that the Company takes possession of or controls the physical use of the property. Deferred rent is included in other liabilities (non-current) on the consolidated balance sheets.
Accounts Payable - The Company has an agreement with a third party to provide an accounts payable tracking system which facilitates participating suppliers’ ability to finance payment obligations from the Company with designated third-party financial institutions. Participating suppliers may, at their sole discretion, make offers to finance one or more payment obligations of the Company prior to their scheduled due dates at a discounted price to participating financial institutions. The Company’s goal in entering into this arrangement is to capture overall supply chain savings, in the form of pricing, payment terms or vendor funding, created by facilitating suppliers’ ability to finance payment obligations at more favorable discount rates, while providing them with greater working capital flexibility.
The Company’s obligations to its suppliers, including amounts due and scheduled payment dates, are not impacted by suppliers’ decisions to finance amounts under this arrangement. However, the Company’s right to offset balances due from suppliers against payment obligations is restricted by this arrangement for those payment obligations that have been financed by suppliers. As of January 28, 2011 and January 29, 2010,  $645 million and  $602 million, respectively, of the Company’s outstanding payment obligations had been placed on the accounts payable tracking system, and participating suppliers had financed  $476 million and  $253 million, respectively, of those payment obligations to participating financial institutions.
Other Current Liabilities - Other current liabilities on the consolidated balance sheets consists of:

(In millions)	January 28, 2011	January 29, 2010

Self-insurance liabilities	$311	$300
Accrued dividends	148	131
Accrued interest	115	102
Accrued property taxes	113	103
Sales tax liabilities	112	131
Other	559	489
Total	$1,358	$1,256

Self-Insurance - The Company is self-insured for certain losses relating to workers’ compensation, automobile, property, and general and product liability claims. The Company has stop-loss coverage to limit the exposure arising from these claims. The Company is also self-insured for certain losses relating to extended protection plan and medical and dental claims. Self-insurance claims filed and claims incurred but not reported are accrued based upon management’s estimates of the discounted ultimate cost for self-insured claims incurred using actuarial assumptions followed in the insurance industry and historical experience. Although management believes it has the ability to reasonably estimate losses related to claims, it is possible that actual results could differ from recorded self-insurance liabilities.
The Company provides surety bonds issued by insurance companies to secure payment of workers’ compensation liabilities as required in certain states where the Company is self-insured. Outstanding surety bonds relating to self-insurance totaled  $235 million at January 28, 2011.
Income Taxes - The Company establishes deferred income tax assets and liabilities for temporary differences between the tax and financial accounting bases of assets and liabilities. The tax effects of such differences are reflected in the consolidated balance sheets at the enacted tax rates expected to be in effect when the differences reverse. A valuation allowance is recorded to reduce the carrying amount of deferred tax assets if it is more likely than not that all or a portion of the asset will not be realized. The tax balances and income tax expense recognized by the Company are based on management’s interpretation of the tax statutes of multiple jurisdictions.
The Company establishes a liability for tax positions for which there is uncertainty as to whether or not the position will be ultimately sustained. The Company includes interest related to tax issues as part of net interest on the consolidated financial statements. The Company records any applicable penalties related to tax issues within the income tax provision.
Revenue Recognition - The Company recognizes revenues, net of sales tax, when sales transactions occur and customers take possession of the merchandise. A provision for anticipated merchandise returns is provided through a reduction of sales and cost of sales in the period that the related sales are recorded. Revenues from product installation services are recognized when the installation is completed. Deferred revenues associated with amounts received for which customers have not yet taken possession of merchandise or for which installation has not yet been completed were  $371 million and  $354 million at January 28, 2011, and January 29, 2010, respectively.
Revenues from stored-value cards, which include gift cards and returned merchandise credits, are deferred and recognized when the cards are redeemed. The liability associated with outstanding stored-value cards was  $336 million and  $329 million at January 28, 2011, and January 29, 2010, respectively, and these amounts are included in deferred revenue on the consolidated balance sheets. The Company recognizes income from unredeemed stored-value cards at the point at which redemption becomes remote. The Company’s stored-value cards have no expiration date or dormancy fees. Therefore, to determine when redemption is remote, the Company analyzes an aging of the unredeemed cards based on the date of last stored-value card use.
Extended Protection Plans - The Company sells separately-priced extended protection plan contracts under a Lowe’s-branded program for which the Company is ultimately self-insured. The Company recognizes revenue from extended protection plan sales on a straight-line basis over the respective contract term. Extended protection plan contract terms primarily range from one to four years from the date of purchase or the end of the manufacturer’s warranty, as applicable. Changes in deferred revenue for extended protection plan contracts are summarized as follows:

(In millions)	2010	2009

Deferred revenue — extended protection plans, beginning of year	$549	$479
Additions to deferred revenue	253	220
Deferred revenue recognized	(171)	(150)
Deferred revenue — extended protection plans, end of year	$631	$549

Incremental direct acquisition costs associated with the sale of extended protection plans are also deferred and recognized as expense on a straight-line basis over the respective contract term. Deferred costs associated with extended protection plan contracts were  $166 million and  $150 million at January 28, 2011 and January 29, 2010, respectively. The Company’s extended protection plan deferred costs are included in other assets (non-current) on the consolidated balance sheets. All other costs, such as costs of services performed under the contract, general and administrative expenses and advertising expenses are expensed as incurred.
The liability for extended protection plan claims incurred is included in other current liabilities on the consolidated balance sheets. Changes in the liability for extended protection plan claims are summarized as follows:

(In millions)	2010	2009

Liability for extended protection plan claims, beginning of year	$23	$17
Accrual for claims incurred	80	67
Claim payments	(83)	(61)
Liability for extended protection plan claims, end of year	$20	$23

Cost of Sales and Selling, General and Administrative Expenses — The following lists the primary costs classified in each major expense category:

Cost of Sales
▪    Total cost of products sold, including:

-   Purchase costs, net of vendor funds;

-   Freight expenses associated with moving merchandise inventories from vendors to retail stores;

-   Costs associated with operating the Company’s distribution network, including payroll and benefit costs and occupancy costs;

▪   Costs of installation services provided;

▪   Costs associated with delivery of products directly from vendors to customers by third parties;

▪   Costs associated with inventory shrinkage and obsolescence.

Selling, General and Administrative
▪   Payroll and benefit costs for retail and corporate employees;

▪   Occupancy costs of retail and corporate facilities;

▪   Advertising;

▪   Costs associated with delivery of products from stores to customers;

▪   Third-party, in-store service costs;

▪   Tender costs, including bank charges, costs associated with credit card interchange fees and amounts associated with accepting the Company’s proprietary credit cards;

▪   Costs associated with self-insured plans, and premium costs for stop-loss coverage and fully insured plans;

▪   Long-lived asset impairment losses and gains/losses on disposal of assets;

▪   Other administrative costs, such as supplies, and travel and entertainment.

Advertising - Costs associated with advertising are charged to expense as incurred. Advertising expenses were  $790 million,  $750 million and  $789 million in 2010, 2009 and 2008, respectively.
Shipping and Handling Costs - The Company includes shipping and handling costs relating to the delivery of products directly from vendors to customers by third parties in cost of sales. Shipping and handling costs, which include third-party delivery costs, salaries, and vehicle operations expenses relating to the delivery of products from stores to customers, are classified as SG&A expense. Shipping and handling costs included in SG&A expense were  $431 million,  $371 million and  $378 million in 2010, 2009 and 2008, respectively.
Store Opening Costs - Costs of opening new or relocated retail stores, which include payroll and supply costs incurred prior to store opening and grand opening advertising costs, are charged to expense as incurred.
Comprehensive Income - The Company reports comprehensive income on its consolidated statements of shareholders’ equity. Comprehensive income represents changes in shareholders’ equity from non-owner sources and is comprised primarily of net earnings plus or minus unrealized gains or losses on available-for-sale securities, as well as foreign currency translation adjustments. Net unrealized gains, net of tax, on available-for-sale securities classified in accumulated other comprehensive income on the consolidated balance sheets were insignificant at January 28, 2011 and  $2 million at January 29, 2010. Foreign currency translation gains, net of tax, classified in accumulated other comprehensive income were  $53 million and  $25 million at January 28, 2011 and January 29, 2010, respectively. The reclassification adjustments for gains/losses included in net earnings were not significant for any of the periods presented.
Segment Information - The Company’s home improvement retail stores represent a single operating segment based on the way the Company manages its business. Operating decisions are made at the Company level in order to maintain a consistent retail store presentation. The Company’s home improvement retail stores sell similar products and services, use similar processes to sell those products and services, and sell their products and services to similar classes of customers. The amounts of long-lived assets and net sales outside of the U.S. were not significant for any of the periods presented.
Reclassifications - Certain prior period amounts have been reclassified to conform to current classifications. Store opening costs, which were previously reported as a separate line item on the consolidated statements of earnings, have been combined with SG&A expense. In addition, activity that was previously separately presented for short-term and long-term investments on the consolidated statements of cash flows was combined into single line items for purchases of investments and proceeds from the sale/maturity of investments. Proceeds from the issuance of common stock under the employee stock purchase plan and from stock options exercised, which were previously reported as separate line items on the consolidated statements of cash flows, were also combined into a single line item. In addition, deferred revenue — extended protection plans, which was previously included in other liabilities (noncurrent), is now a separate line item on the consolidated balance sheets.

Fair Value Measurements and Financial Instruments	12 Months Ended
Jan. 28, 2011
Fair Value Measurements and Financial Instruments [Abstract]
Fair Value Measurements and Financial Instruments
NOTE 2: Fair Value Measurements and Financial Instruments
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative guidance for fair value measurements establishes a three-level hierarchy, which encourages an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The three levels of the hierarchy are defined as follows:
•	Level 1 - inputs to the valuation techniques that are quoted prices in active markets for identical assets or liabilities

•	Level 2 - inputs to the valuation techniques that are other than quoted prices but are observable for the assets or liabilities, either directly or indirectly

•	Level 3 - inputs to the valuation techniques that are unobservable for the assets or liabilities
Assets and Liabilities that are Measured at Fair Value on a Recurring Basis
The following tables present the Company’s financial assets measured at fair value on a recurring basis as of January 28, 2011 and January 29, 2010, classified by fair value hierarchy:

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(In millions)	January 28, 2011	(Level 1)	(Level 2)	(Level 3)

Available-for-sale securities:
Municipal obligations	$190	$—	$190	$—
Municipal floating rate obligations	163	—	163	—
Money market funds	66	66	—	—
Other	2	2	—	—
Trading securities:
Mutual funds	50	50	—	—

Total short-term investments	$471	$118	$353	$—
Available-for-sale securities:
Municipal floating rate obligations	$765	$—	$765	$—
Municipal obligations	208	—	208	—
Other	35	—	35	—
Total long-term investments	$1,008	$—	$1,008	$—

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(In millions)	January 29, 2010	(Level 1)	(Level 2)	(Level 3)

Available-for-sale securities:
Municipal obligations	$296	$—	$296	$—
Municipal floating rate obligations	7	—	7	—
Money market funds	68	68	—	—
Other	12	2	10	—
Trading securities:
Mutual funds	42	42	—	—

Total short-term investments	$425	$112	$313	$—
Available-for-sale securities:
Municipal floating rate obligations	$141	$—	$141	$—
Municipal obligations	136	—	136	—
Total long-term investments	$277	$—	$277	$—

When available, quoted prices are used to determine fair value. When quoted prices in active markets are available, investments are classified within Level 1 of the fair value hierarchy. When quoted prices in active markets are not available, fair values are determined using pricing models, and the inputs to those pricing models are based on observable market inputs. The inputs to the pricing models are typically benchmark yields, reported trades, broker-dealer quotes, issuer spreads and benchmark securities, among others.
Assets and Liabilities that are Measured at Fair Value on a Nonrecurring Basis
For the years ended January 28, 2011 and January 29, 2010, the Company’s only significant assets or liabilities measured at fair value on a non-recurring basis subsequent to their initial recognition were certain assets subject to long-lived asset impairment.
The Company reviews the carrying amounts of long-lived assets whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. An impairment loss is recognized when the carrying amount of the long-lived asset is not recoverable and exceeds its fair value. The Company estimated the fair values of long-lived assets based on the Company’s own judgments about the assumptions that market participants would use in pricing the asset and on observable market data, when available. The Company classified these fair value measurements as Level 3.
In the determination of impairment for operating stores, the Company determined the fair values of individual operating stores using an income approach, which required discounting projected future cash flows. When determining the stream of projected future cash flows associated with an individual operating store, management made assumptions, incorporating local market conditions, about key store variables, including sales growth rates, gross margin and controllable expenses such as store payroll and occupancy expense. In order to calculate the present value of those future cash flows, the Company discounted cash flow estimates at a rate commensurate with the risk that selected market participants would assign to the cash flows. The selected market participants represent a group of other retailers with a store footprint similar in size to the Company’s.
In the determination of impairment for excess properties held-for-use and held-for-sale, which consist of retail outparcels and property associated with relocated or closed stores, the fair values were determined using a market approach based on estimated selling prices. The Company determined the estimated selling prices by obtaining information from brokers in the specific markets being evaluated. The information included comparable sales of similar assets and assumptions about demand in the market for these assets.
The following tables present such assets measured at fair value on a non-recurring basis and any resulting realized losses included in earnings. Because long-lived assets are not measured at fair value on a recurring basis, certain carrying amounts and fair value measurements presented in the table may reflect values at earlier measurement dates and may no longer represent the fair values at January 28, 2011 and January 29, 2010.
Fair Value Measurements - Non-Recurring Basis

	January 28, 2011
		Previous
	Fair Value	Carrying	Impairment
(In millions)	Measurements	Amounts	Losses

Operating stores:
Long-lived assets held-for-use	$15	$51	$(36)
Excess properties:
Long-lived assets held-for-use	$45	$71	$(26)
Long-lived assets held-for-sale	$36	$44	$(8)

	January 29, 2010
		Previous
	Fair Value	Carrying	Impairment
(In millions)	Measurements	Amounts	Losses

Operating stores:
Long-lived assets held-for-use	$6	$59	$(53)
Excess properties:
Long-lived assets held-for-use	$74	$114	$(40)
Long-lived assets held-for-sale	$25	$46	$(21)

Fair Value of Financial Instruments
The Company’s financial instruments not measured at fair value on a recurring basis include cash and cash equivalents, accounts receivable, short-term borrowings, accounts payable, accrued liabilities and long-term debt and are reflected in the financial statements at cost. With the exception of long-term debt, cost approximates fair value for these items due to their short-term nature. Estimated fair values for long-term debt have been determined using available market information, including reported trades, benchmark yields and broker-dealer quotes.
Carrying amounts and the related estimated fair value of the Company’s long-term debt, excluding capitalized lease obligations, are as follows:

	January 28, 2011		January 29, 2010
	Carrying	Fair	Carrying	Fair
(In millions)	Amount	Value	Amount	Value

Long-term debt (excluding capitalized lease obligations)	$6,209	$6,715	$4,737	$5,127

Investments	12 Months Ended
Jan. 28, 2011
Investments [Abstract]
Investments
NOTE 3: Investments
The amortized costs, gross unrealized holding gains and losses, and fair values of the Company’s investment securities classified as available-for-sale at January 28, 2011, and January 29, 2010, are as follows:

	January 28, 2011
		Gross	Gross
Type	Amortized	Unrealized	Unrealized	Fair
(In millions)	Costs	Gains	Losses	Values

Municipal obligations	$189	$1	$—	$190
Municipal floating rate obligations	163	—	—	163
Money market funds	66	—	—	66
Other	2	—	—	2
Classified as short-term	420	1	—	421
Municipal floating rate obligations	765			765
Municipal obligations	209	—	(1)	208
Other	35	—	—	35
Classified as long-term	1,009	—	(1)	1,008
Total	$1,429	$1	$(1)	$1,429

	January 29, 2010
		Gross	Gross
Type	Amortized	Unrealized	Unrealized	Fair
(In millions)	Costs	Gains	Losses	Values

Municipal obligations	$294	$2	$—	$296
Municipal floating rate obligations	7	—	—	7
Money market funds	68	—	—	68
Other	12		—	12
Classified as short-term	381	2	—	383
Municipal floating rate obligations	141	—	—	141
Municipal obligations	134	2	—	136
Classified as long-term	275	2	—	277
Total	$656	$4	$—	$660

The proceeds from sales of available-for-sale securities were  $814 million,  $1.2 billion and  $1.0 billion for 2010, 2009 and 2008, respectively. Gross realized gains and losses on the sale of available-for-sale securities were not significant for any of the periods presented. The investments classified as long-term at January 28, 2011, will mature in one to 41 years, based on stated maturity dates.
The Company has elected the fair value option for certain investments maintained in conjunction with certain employee benefit plans. These investments are reported as trading securities, which are included in short-term investments, and were  $50 million and  $42 million at January 28, 2011 and January 29, 2010, respectively. For the years ended January 28, 2011, January 29, 2010, and January 30, 2009, net unrealized gains for trading securities totaled  $6 million,  $7 million, and  $14 million, respectively. Unrealized gains and losses on trading securities were included in SG&A expense. Cash flows from purchases, sales and maturities of trading securities are included in cash flows from investing activities in the consolidated statements of cash flows based on the nature and purpose for which the securities were acquired.
Short-term and long-term investments include restricted balances pledged as collateral for the Company’s extended protection plan program and for a portion of the Company’s casualty insurance and Installed Sales program liabilities. Restricted balances included in short-term investments were  $102 million at January 28, 2011 and  $186 million at January 29, 2010. Restricted balances included in long-term investments were  $260 million at January 28, 2011, and  $202 million at January 29, 2010.

Property and Accumulated Depreciation	12 Months Ended
Jan. 28, 2011
Property and Accumulated Depreciation [Abstract]
Property and Accumulated Depreciation
NOTE 4: Property and Accumulated Depreciation
Property is summarized by major class in the following table:

	Estimated
	Depreciable
(In millions)	Lives, In Years	January 28, 2011	January 29, 2010

Cost:
Land	N/A	$6,742	$6,519
Buildings and building improvements	5-40	16,531	15,887
Equipment	3-15	9,142	8,826
Construction in progress	N/A	930	1,036

Total cost		33,345	32,268
Accumulated depreciation		(11,256)	(9,769)
Property, less accumulated depreciation		$22,089	$22,499

Included in net property are assets under capital lease of  $567 million, less accumulated depreciation of  $353 million, at January 28, 2011, and  $519 million, less accumulated depreciation of  $333 million, at January 29, 2010.

Short-Term Borrowings and Lines of Credit	12 Months Ended
Jan. 28, 2011
Short-Term Borrowings and Lines of Credit [Abstract]
Short-Term Borrowings and Lines of Credit
NOTE 5: Short-Term Borrowings and Lines of Credit
The Company has a  $1.75 billion senior credit facility that expires in June 2012. The senior credit facility also supports the Company’s commercial paper program. The senior credit facility has a  $500 million letter of credit sublimit. Letters of credit issued pursuant to the senior credit facility reduce the amount available for borrowing under the senior credit facility. Borrowings made are unsecured and are priced at fixed rates based upon market conditions at the time of funding in accordance with the terms of the senior credit facility. The senior credit facility contains certain restrictive covenants, which include maintenance of a debt leverage ratio as defined by the senior credit facility. The Company was in compliance with those covenants at January 28, 2011. Seventeen banking institutions are participating in the senior credit facility. As of January 28, 2011 and January 29, 2010, there were no outstanding borrowings or letters of credit under the senior credit facility and no outstanding borrowings under the commercial paper program.
The Company also has a Canadian dollar (C $) denominated credit facility in the amount of C $50 million that provides revolving credit support for our Canadian operations. This uncommitted credit facility provides the Company with the ability to make unsecured borrowings which are priced at fixed rates based upon market conditions at the time of funding in accordance with the terms of the credit facility. As of January 28, 2011 and January 29, 2010, there were no outstanding borrowings under the C $ credit facility.

Long-Term Debt	12 Months Ended
Jan. 28, 2011
Long-Term Debt [Abstract]
Long-Term Debt
NOTE 6: Long-Term Debt

	Weighted-Average
Debt Category	Interest Rate at
(In millions)	January 28, 2011	January 28, 2011	January 29, 2010

Secured debt:[1]
Mortgage notes due fiscal 2010-2018	6.11%	$17	$35
Unsecured debt:
Notes due fiscal 2010-2015	5.31%	1,047	1,546
Notes due fiscal 2016-2020	4.40%	1,767	796
Notes due fiscal 2021-2025	3.87%	537	15
Notes due fiscal 2026-2030	6.76%	812	812
Notes due fiscal 2031-2035	5.50%	493	493
Notes due fiscal 2036-2040[2]	6.16%	1,536	1,040
Capitalized lease obligations due fiscal 2011-2035		364	343
Total long-term debt		6,573	5,080
Less current maturities		(36)	(552)
Long-term debt, excluding current maturities		$6,537	$4,528

[1]	Real properties with an aggregate book value of $52 million were pledged as collateral at January 28, 2011, for secured debt.

[2]	Amount includes $100 million of notes issued in 1997 that may be put at the option of the holder on the 20th anniversary of the issue at par value. None of these notes are currently puttable.
Debt maturities, exclusive of unamortized original issue discounts and capitalized lease obligations, for the next five years and thereafter are as follows: 2011,  $1 million; 2012,  $551 million; 2013,  $1 million; 2014,  $1 million; 2015,  $508 million; thereafter,  $5.2 billion.
The Company’s unsecured notes are issued under indentures that have generally similar terms and therefore have been grouped by maturity date for presentation purposes in the table above. The notes contain certain restrictive covenants, none of which is expected to impact the Company’s capital resources or liquidity. The Company was in compliance with all covenants of these agreements at January 28, 2011.
In April 2010, the Company issued  $1.0 billion of unsecured notes in two tranches:  $500 million of 4.625% notes maturing in April 2020 (the 2020 notes) and  $500 million of 5.8% notes maturing in April 2040 (the 2040 notes). The 2020 and 2040 notes were issued at discounts of approximately  $3 million and  $5 million, respectively. Interest on the notes is payable semiannually in arrears in April and October of each year until maturity.
In November 2010, the Company issued  $1.0 billion of unsecured notes in two tranches:  $475 million of 2.125% notes maturing in April 2016 (the 2016 notes) and  $525 million of 3.75% notes maturing in April 2021 (the 2021 notes). The 2016 and 2021 notes were issued at discounts of approximately  $2 million and  $3 million, respectively. Interest on these notes is payable semiannually in arrears in April and October of each year until maturity, beginning in April 2011.
The discount associated with these issuances is included in long-term debt and is being amortized over the respective terms of the notes.
The indenture governing the notes issued in 2010 contains a provision that allows the Company to redeem the notes at any time, in whole or in part, at specified redemption prices plus accrued interest to the date of redemption. The indenture also contains a provision that allows the holders of the notes to require the Company to repurchase all or any part of their notes if a change of control triggering event occurs. If elected under the change of control provisions, the repurchase of the notes will occur at a purchase price of 101% of the principal amount, plus accrued and unpaid interest, if any, on such notes to the date of purchase. The indenture governing the notes does not limit the aggregate principal amount of debt securities that the Company may issue, nor is the Company required to maintain financial ratios or specified levels of net worth or liquidity. However, the indenture contains various restrictive covenants, none of which is expected to impact the Company’s liquidity or capital resources.

Shareholders' Equity	12 Months Ended
Jan. 28, 2011
Shareholders' Equity [Abstract]
Shareholders' Equity
NOTE 7: Shareholders’ Equity
Authorized shares of preferred stock were 5.0 million ( $5 par value) at January 28, 2011 and January 29, 2010, none of which have been issued. The Board of Directors may issue the preferred stock (without action by shareholders) in one or more series, having such voting rights, dividend and liquidation preferences, and such conversion and other rights as may be designated by the Board of Directors at the time of issuance.
Authorized shares of common stock were 5.6 billion ( $.50 par value) at January 28, 2011 and January 29, 2010.
The Company has a share repurchase program that is executed through purchases made from time to time either in the open market or through private transactions. Shares purchased under the share repurchase program are retired and returned to authorized and unissued status. The Company’s Board of Directors authorized up to  $5.0 billion of share repurchases on January 29, 2010 with no expiration, after the prior authorization expired on that date. As of January 28, 2011 the Company had  $2.4 billion of authorization remaining under the share repurchase program.
The Company repurchased 111.7 million shares and 21.9 million shares under the share repurchase program at a total cost of  $2.6 billion and  $500 million for the years ended January 28, 2011 and January 29, 2010, respectively. A reduction of  $2.4 billion and  $3 million was recorded to retained earnings, after capital in excess of par value was depleted, for the years ended January 28, 2011 and January 29, 2010, respectively. The Company also repurchased 0.7 million and 0.2 million shares from employees at a total cost of  $18 million and  $4 million, for the years ended January 28, 2011 and January 29, 2010, respectively, to satisfy either the exercise price of stock options exercised or the statutory withholding tax liability resulting from the vesting of restricted stock awards.

Accounting for Share-Based Payment	12 Months Ended
Jan. 28, 2011
Accounting for Share-Based Payment [Abstract]
Accounting for Share-Based Payment
NOTE 8: Accounting for Share-Based Payment
Overview of Share-Based Payment Plans
The Company has equity incentive plans (the Incentive Plans) under which the Company may grant share-based awards to key employees and non-employee directors. The Company also has an employee stock purchase plan (the ESPP) that allows employees to purchase Company shares at a discount through payroll deductions. These plans contain a nondiscretionary anti-dilution provision that is designed to equalize the value of an award as a result of an equity restructuring.
Share-based awards were authorized under the Incentive Plans for grant to key employees and non-employee directors for up to 169.0 million shares of common stock. In addition, up to 45.0 million shares were authorized under the ESPP.
At January 28, 2011, there were 24.0 million shares remaining available for grant under the Incentive Plans and 10.7 million shares available under the ESPP.
The Company recognized share-based payment expense in SG&A expense on the consolidated statements of earnings totaling  $115 million,  $102 million and  $95 million in 2010, 2009 and 2008, respectively. The total associated income tax benefit recognized was  $38 million,  $27 million and  $31 million in 2010, 2009 and 2008, respectively.
Total unrecognized share-based payment expense for all share-based payment plans was  $106 million at January 28, 2011, of which  $69 million will be recognized in 2011,  $34 million in 2012 and  $3 million thereafter. This results in these amounts being recognized over a weighted-average period of 1.6 years.
For all share-based payment awards, the expense recognized has been adjusted for estimated forfeitures where the requisite service is not expected to be provided. Estimated forfeiture rates are developed based on the Company’s analysis of historical forfeiture data for homogeneous employee groups.
General terms and methods of valuation for the Company’s share-based awards are as follows:
Stock Options
Stock options generally have terms of seven years, with one-third of each grant vesting each year for three years, and are assigned an exercise price equal to the closing market price of a share of the Company’s common stock on the date of grant. These options are expensed on a straight-line basis over the grant vesting period, which is considered to be the requisite service period.
The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model. When determining expected volatility, the Company considers the historical performance of the Company’s stock, as well as implied volatility. The risk-free interest rate is based on the U.S. Treasury yield curve in effect at the time of grant, based on the options’ expected term. The expected term of the options is based on the Company’s evaluation of option holders’ exercise patterns and represents the period of time that options are expected to remain unexercised. The Company uses historical data to estimate the timing and amount of forfeitures. The assumptions used in the Black-Scholes option-pricing model for options granted in 2010, 2009 and 2008 are as follows:

	2010	2009	2008

Assumptions used:
Expected volatility	37.7%-41.4%	36.4%-38.6%	25.0%-32.2%
Weighted-average expected volatility	39.4%	36.4%	25.1%
Expected dividend yield	0.96%-1.30%	0.82%-0.97%	0.56%-0.74%
Weighted-average dividend yield	1.07%	0.82%	0.56%
Risk-free interest rate	1.22%-2.30%	1.70%-2.08%	2.19%-3.09%
Weighted-average risk-free interest rate	2.02%	1.71%	2.19%
Expected term, in years	4-5	4	4
Weighted-average expected term, in years	4.42	4	4

The weighted-average grant-date fair value per share of options granted was  $7.68,  $4.58 and  $5.25 in 2010, 2009 and 2008, respectively. The total intrinsic value of options exercised, representing the difference between the exercise price and the market price on the date of exercise, was approximately  $6 million,  $8 million and  $17 million in 2010, 2009 and 2008, respectively.
Transactions related to stock options issued for the year ended January 28, 2011 are summarized as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
	Shares	Exercise Price	Term	Intrinsic Value
	(In thousands)	Per Share	(In years)	(In thousands)	[1]

Outstanding at January 29, 2010	23,170	$26.42
Granted	3,208	23.96
Canceled, forfeited or expired	(883)	26.74
Exercised	(1,386)	19.31
Outstanding at January 28, 2011	24,109	$26.48	3.06	$49,035

Vested and expected to vest at January 28, 2011[2]	23,473	$26.56	2.98	$48,083
Exercisable at January 28, 2011	16,750	$29.13	2.04	$13,851

[1]	Options for which the exercise price exceeded the closing market price of a share of the Company’s common stock at January 28, 2011 are excluded from the calculation of aggregate intrinsic value.

[2]	Includes outstanding vested options as well as outstanding, nonvested options after a forfeiture rate is applied.
Performance Accelerated Restricted Stock Awards (PARS)
PARS are valued at the market price of a share of the Company’s common stock on the date of grant. In general, these awards vest at the end of a five-year service period from the date of grant, unless performance acceleration goals are achieved, in which case, awards vest 50% at the end of three years or 100% at the end of four years. The performance acceleration goals are based on targeted Company average return on beginning non-cash assets, as defined in the PARS agreement. PARS are expensed on a straight-line basis over the shorter of the explicit service period related to the service condition or the implicit service period related to the performance conditions, based on the probability of meeting the conditions. The Company uses historical data to estimate the timing and amount of forfeitures. No PARS were granted in 2010, 2009 or 2008. The total fair value of PARS vested was approximately  $7 million in 2010 and  $6 million in 2008. No PARS vested in 2009.
Transactions related to PARS issued for the year ended January 28, 2011 are summarized as follows:

		Weighted-
		Average Grant-
	Shares	Date Fair Value
	(In thousands)	Per Share

Nonvested at January 29, 2010	1,073	$32.91
Vested	(311)	30.00
Canceled or forfeited	(29)	33.59
Nonvested at January 28, 2011	733	$34.11

Performance-Based Restricted Stock Awards
Performance-based restricted stock awards are valued at the market price of a share of the Company’s common stock on the date of grant. In general, 25% to 100% of the awards vest at the end of a three-year service period from the date of grant based upon the achievement of a threshold and target performance goal specified in the performance-based restricted stock agreement. The performance goal is based on targeted Company average return on non-cash assets, as defined in the performance-based restricted stock agreement. These awards are expensed on a straight-line basis over the requisite service period, based on the probability of achieving the performance goal. If the performance goal is not met, no compensation cost is recognized and any previously recognized compensation cost is reversed. The Company uses historical data to estimate the timing and amount of forfeitures. The weighted-average grant-date fair value per share of performance-based restricted stock awards granted was  $23.97 in 2008. No performance-based restricted stock awards were granted in 2010 or 2009. The total fair value of performance-based restricted stock award vested was approximately  $4 million in 2010. No performance-based restricted stock awards vested in 2009 or 2008. During 2008, the Company amended all 2007 performance-based restricted stock agreements, modifying the performance goal to a prorated scale, which caused the probability of vesting to go from improbable to probable.
Transactions related to performance-based restricted stock awards issued for the year ended January 28, 2011 are summarized as follows:

		Weighted-
		Average Grant-
	Shares	Date Fair Value
	(In thousands)	Per Share

Nonvested at January 29, 2010	1,484	$27.30
Vested	(151)	32.18
Canceled or forfeited	(475)	31.77
Nonvested at January 28, 2011	858	$23.97

Restricted Stock Awards
Restricted stock awards are valued at the market price of a share of the Company’s common stock on the date of grant. In general, these awards vest at the end of a three- to five-year period from the date of grant and are expensed on a straight-line basis over that period, which is considered to be the requisite service period. The Company uses historical data to estimate the timing and amount of forfeitures. The weighted-average grant-date fair value per share of restricted stock awards granted was  $23.88,  $16.03 and  $23.75 in 2010, 2009, and 2008, respectively. The total fair value of restricted stock awards vested was approximately  $37 million,  $12 million and  $18 million in 2010, 2009 and 2008, respectively.
Transactions related to restricted stock awards issued for the year ended January 28, 2011 are summarized as follows:

		Weighted-
		Average Grant-
	Shares	Date Fair Value
	(In thousands)	Per Share

Nonvested at January 29, 2010	8,457	$20.86
Granted	3,458	23.88
Vested	(1,554)	30.23
Canceled or forfeited	(506)	20.45
Nonvested at January 28, 2011	9,855	$20.46

Deferred Stock Units
Deferred stock units are valued at the market price of a share of the Company’s common stock on the date of grant. For non-employee Directors, these awards vest immediately and are expensed on the grant date. During 2010, 2009 and 2008 each non-employee Director was awarded a number of deferred stock units determined by dividing the annual award amount by the fair market value of a share of the Company’s common stock on the award date and rounding up to the next 100 units. The annual award amount used to determine the number of deferred stock units granted to each Director was  $115,000 in 2010, 2009 and 2008. During 2010, 47,000 deferred stock units were granted and immediately vested for non-employee Directors. The weighted-average grant-date fair value per share of deferred stock units granted was  $24.75,  $19.01 and  $24.00 in 2010, 2009 and 2008, respectively. The total fair value of deferred stock units vested was approximately  $1 million in both 2010 and 2009 and  $10 million in 2008. At January 28, 2011, there were 0.7 million deferred stock units outstanding, all of which were vested.
Restricted Stock Units
Restricted stock units do not have dividend rights and are valued at the market price of a share of the Company’s common stock on the date of grant less the present value of dividends expected during the requisite service period. In general, these awards vest at the end of a three-year period from the date of grant and are expensed on a straight-line basis over that period, which is considered to be the requisite service period. The Company uses historical data to estimate the timing and amount of forfeitures. The weighted-average grant-date fair value per share of restricted stock units granted was  $22.84,  $15.63 and  $22.80 in 2010, 2009 and 2008, respectively. An insignificant number of restricted stock units vested in 2010, 2009 and 2008.
Transactions related to restricted stock units issued for the year ended January 28, 2011 are summarized as follows:

		Weighted-
		Average Grant-
	Shares	Date Fair Value
	(In thousands)	Per Share

Nonvested at January 29, 2010	92	$18.35
Granted	99	22.84
Vested	(11)	22.72
Canceled or forfeited	(12)	20.16
Nonvested at January 28, 2011	168	$20.58

ESPP
The purchase price of the shares under the ESPP equals 85% of the closing price on the date of purchase. The Company’s share-based payment expense is equal to 15% of the closing price on the date of purchase. The ESPP is considered a liability award and is measured at fair value at each reporting date, and the share-based payment expense is recognized over the six-month offering period. The Company issued 3,846,086 shares of common stock pursuant to this plan during the year ended January 28, 2011.

Employee Retirement Plans	12 Months Ended
Jan. 28, 2011
Employee Retirement Plans [Abstract]
Employee Retirement Plans
NOTE 9: Employee Retirement Plans
The Company maintains a defined contribution retirement plan for its eligible employees (the 401(k) Plan). Employees are eligible to participate in the 401(k) Plan six months (180 days prior to January 1, 2011) after their original date of service. Eligible employees are automatically enrolled in the 401(k) Plan at a 1% deferral rate, unless the employee elects otherwise. The Company makes contributions to the 401(k) Plan each payroll period, based upon a matching formula applied to employee deferrals (the Company match). Plan participants are eligible to receive the Company match after completing six months (180 days prior to January 1, 2011) of continuous service. The Company match varies based on how much the employee elects to defer up to a maximum of 4.25% of eligible compensation. The Company match is invested identically to employee contributions and vests immediately in the participant accounts.
The Company maintains a Benefit Restoration Plan to supplement benefits provided under the 401(k) Plan to plan participants whose benefits are restricted as a result of certain provisions of the Internal Revenue Code of 1986. This plan provides for employee salary deferrals and employer contributions in the form of a company match.
The Company maintains a non-qualified deferred compensation program called the Lowe’s Cash Deferral Plan. This plan is designed to permit certain employees to defer receipt of portions of their compensation, thereby delaying taxation on the deferral amount and on subsequent earnings until the balance is distributed. This plan does not provide for employer contributions.
The Company recognized expense associated with employee retirement plans of  $154 million in both 2010 and 2009 and  $112 million in 2008.

Income Taxes	12 Months Ended
Jan. 28, 2011
Income Taxes [Abstract]
Income Taxes
NOTE 10: Income Taxes
The following is a reconciliation of the effective tax rate to the federal statutory tax rate:

	2010	2009	2008

Statutory federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	3.0	2.2	2.9
Other, net	(0.3)	(0.3)	(0.5)
Effective tax rate	37.7%	36.9%	37.4%

The components of the income tax provision are as follows:

(In millions)	2010	2009	2008

Current:
Federal	$1,171	$1,046	$1,070
State	188	123	166
Total current	1,359	1,169	1,236
Deferred:
Federal	(117)	(108)	82
State	(24)	(19)	(7)
Total deferred	(141)	(127)	75
Total income tax provision	$1,218	$1,042	$1,311

The tax effects of cumulative temporary differences that gave rise to the deferred tax assets and liabilities were as follows:

(In millions)	January 28, 2011	January 29, 2010

Deferred tax assets:
Self-insurance	$303	$251
Share-based payment expense	128	115
Deferred rent	89	75
Other, net	249	223
Total deferred tax assets	769	664
Valuation allowance	(99)	(65)
Net deferred tax assets	670	599

Deferred tax liabilities:
Property	(870)	(934)
Other, net	(74)	(55)
Total deferred tax liabilities	(944)	(989)

Net deferred tax liability	$(274)	$(390)

The Company operates as a branch in various foreign jurisdictions and cumulatively has incurred net operating losses of  $310 million and  $209 million as of January 28, 2011, and January 29, 2010, respectively. The net operating losses are subject to expiration in 2017 through 2030. Deferred tax assets have been established for these net operating losses in the accompanying consolidated balance sheets. Given the uncertainty regarding the realization of the foreign net deferred tax assets, the Company recorded cumulative valuation allowances for the full amount of the net deferred tax assets,  $99 million and  $65 million at January 28, 2011, and January 29, 2010, respectively.
A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows:

(In millions)	2010	2009	2008

Unrecognized tax benefits, beginning of year	$154	$200	$138
Additions for tax positions of prior years	22	31	82
Reductions for tax positions of prior years	(19)	(45)	(16)
Net additions based on tax positions related to the current year	9	5	16
Settlements	(1)	(37)	(19)
Reductions due to a lapse in applicable statute of limitations	—	—	(1)
Unrecognized tax benefits, end of year	$165	$154	$200

The amounts of unrecognized tax benefits that, if recognized, would favorably impact the effective tax rate were  $8 million and  $7 million as of January 28, 2011, and January 29, 2010, respectively.
During 2010, the Company recognized  $7 million of interest expense and a  $0.2 million increase in penalties related to uncertain tax positions. As of January 28, 2011, the Company had  $21 million of accrued interest and  $0.7 million of accrued penalties. During 2009, the Company recognized  $9 million of interest income and a  $9 million reduction in penalties related to uncertain tax positions. As of January 29, 2010, the Company had  $14 million of accrued interest and  $1 million of accrued penalties. During 2008, the Company recognized  $10 million of interest expense and  $3 million of penalties related to uncertain tax positions.
The Company is subject to examination by various foreign and domestic taxing authorities. The Company is appealing an IRS examination for fiscal years 2004 and 2005 related to insurance deductions. It is reasonably possible this issue will be settled within the next twelve months resulting in a reduction in its unrecognized tax benefit of  $70 million. The Company’s U.S. federal income tax returns for fiscal years 2006 and 2007 are currently under audit. There are also ongoing U.S. state audits covering tax years 2002 to 2009. The Company believes appropriate provisions for all outstanding issues have been made for all jurisdictions and all open years.

Earnings Per Share	12 Months Ended
Jan. 28, 2011
Earnings Per Share [Abstract]
Earnings Per Share
Note 11: Earnings Per Share
The Company calculates basic and diluted earnings per common share using the two-class method. Under the two-class method, net earnings are allocated to each class of common stock and participating security as if all of the net earnings for the period had been distributed. The Company’s participating securities consist of unvested share-based payment awards that contain a nonforfeitable right to receive dividends and therefore are considered to participate in undistributed earnings with common shareholders.
Basic earnings per common share excludes dilution and is calculated by dividing net earnings allocable to common shares by the weighted-average number of common shares outstanding for the period. Diluted earnings per common share is calculated by dividing net earnings allocable to common shares by the weighted-average number of common shares as of the balance sheet date, as adjusted for the potential dilutive effect of non-participating share-based awards. The following table reconciles earnings per common share for 2010, 2009 and 2008:

(In millions, except per share data)	2010	2009	2008

Basic earnings per common share:
Net earnings	$2,010	$1,783	$2,195
Less: Net earnings allocable to participating securities	(17)	(13)	(11)
Net earnings allocable to common shares	$1,993	$1,770	$2,184
Weighted-average common shares outstanding	1,401	1,462	1,457
Basic earnings per common share	$1.42	$1.21	$1.50

Diluted earnings per common share:
Net earnings	$2,010	$1,783	$2,195
Less: Net earnings adjustment for interest on convertible notes, net of tax	—	—	2
Net earnings, as adjusted	2,010	1,783	2,197
Less: Net earnings allocable to participating securities	(17)	(13)	(11)
Net earnings allocable to common shares	$1,993	$1,770	$2,186
Weighted-average common shares outstanding	1,401	1,462	1,457
Dilutive effect of non-participating share-based awards	2	2	3
Dilutive effect of convertible notes	—	—	8
Weighted-average common shares, as adjusted	1,403	1,464	1,468
Diluted earnings per common share	$1.42	$1.21	$1.49

Stock options to purchase 19.8 million, 21.4 million and 19.1 million shares of common stock for 2010, 2009 and 2008, respectively, were excluded from the computation of diluted earnings per common share because their effect would have been anti-dilutive.

Leases	12 Months Ended
Jan. 28, 2011
Leases [Abstract]
Leases
NOTE 12: Leases
The Company leases facilities and land for certain facilities under agreements with original terms generally of 20 years. The leases generally contain provisions for four to six renewal options of five years each. Some lease agreements also provide for contingent rentals based on sales performance in excess of specified minimums or changes in the consumer price index. Contingent rentals were not significant for any of the periods presented. The Company subleases certain properties that are not used in its operations. Sublease income was not significant for any of the periods presented.
The future minimum rental payments required under operating leases and capitalized lease obligations having initial or remaining non-cancelable lease terms in excess of one year are summarized as follows:

		Capitalized
(In millions)	Operating	Lease
Fiscal Year	Leases	Obligations	Total

2011	$418	$68	$486
2012	416	69	485
2013	410	69	479
2014	399	64	463
2015	392	54	446
Later years	3,973	302	4,275
Total minimum lease payments	$6,008	$626	$6,634
Less amount representing interest		(273)

Present value of minimum lease payments		353
Less current maturities		(35)

Present value of minimum lease payments, less current maturities		$318

Rental expenses under operating leases were  $402 million,  $410 million and  $399 million in 2010, 2009 and 2008, respectively, and were recognized in SG&A expense.

Commitments and Contingencies	12 Months Ended
Jan. 28, 2011
Commitments and Contingencies [Abstract]
Commitments and Contingencies
NOTE 13: Commitments and Contingencies
The Company is a defendant in legal proceedings considered to be in the normal course of business, none of which, individually or collectively, are expected to be material to the Company’s financial statements. In evaluating liabilities associated with its various legal proceedings, the Company has accrued for probable liabilities associated with these matters. The amounts accrued were not material to the Company’s consolidated financial statements in any of the years presented. Reasonably possible losses for any of the individual legal proceedings which have not been accrued were not material to the Company’s consolidated financial statements.
As of January 28, 2011, the Company had non-cancelable commitments of  $633 million related to certain marketing and information technology programs, and purchases of merchandise inventory. Payments under these commitments are scheduled to be made as follows: 2011,  $386 million; 2012,  $175 million; 2013,  $61 million; 2014,  $9 million; 2015,  $1 million; thereafter,  $1 million.
The Company held standby and documentary letters of credit issued under banking arrangements which totaled  $19 million as of January 28, 2011. The majority of the Company’s letters of credit were issued for real estate and construction contracts. Payments under these arrangements are scheduled to be made as follows: 2011,  $18 million; 2012,  $1 million. Commitment fees ranging from .225% to 1.000% per annum are paid on the letters of credit amounts outstanding.
During 2009, the Company entered into a joint venture agreement with Australian retailer Woolworths Limited, to develop a chain of home improvement stores in Australia. Under the agreement, the Company committed to contribute  $400 million to the joint venture, of which it is a one-third owner. The contributions are expected to be relatively consistent over a four-year period. As of January 28, 2011 the Company has contributed approximately  $140 million.

Related Parties	12 Months Ended
Jan. 28, 2011
Related Parties [Abstract]
Related Parties
NOTE 14: Related Parties
A brother-in-law of the Company’s Executive Vice President of Business Development is a senior officer and shareholder of a vendor that provides millwork and other building products to the Company. The Company purchased products from this vendor in the amount of  $82 million,  $86 million and  $92 million for 2010, 2009 and 2008, respectively. Amounts payable to this vendor were insignificant at January 28, 2011 and January 29, 2010.

Other Information	12 Months Ended
Jan. 28, 2011
Other Information [Abstract]
Other Information
NOTE 15: Other Information
Net interest expense is comprised of the following:

(In millions)	2010	2009	2008

Long-term debt	$312	$293	$292
Short-term borrowings	—	2	11
Capitalized lease obligations	35	32	31
Interest income	(12)	(17)	(40)
Interest capitalized	(14)	(19)	(36)
Interest on tax uncertainties	7	(9)	10
Other	4	5	12
Interest — net	$332	$287	$280

Supplemental disclosures of cash flow information:

(In millions)	2010	2009	2008

Cash paid for interest, net of amount capitalized	$319	$314	$309
Cash paid for income taxes, net	$1,590	$1,157	$1,138

Non-cash investing and financing activities:
Non-cash property acquisitions, including assets acquired under capital lease	$56	$69	$124
Change in equity method investments	$(4)	$(4)	$(15)
Conversions of long-term debt to equity	$—	$—	$1
Cash dividends declared but not paid	$148	$131	$—

Sales by Product Category:

(Dollars in millions)	2010		2009		2008
Product Category	Total Sales	%	Total Sales	%	Total Sales	%

Appliances	$5,365	11%	$4,904	10%	$4,752	10%
Lumber	3,402	7	3,242	7	3,506	7
Paint	3,003	6	2,913	6	2,791	6
Millwork	2,884	6	2,786	6	2,965	6
Building materials	2,879	6	2,924	6	2,966	6
Lawn & landscape products	2,812	6	2,690	6	2,585	5
Flooring	2,779	6	2,765	6	2,879	6
Rough plumbing	2,709	6	2,659	6	2,618	6
Seasonal living	2,654	5	2,413	5	2,449	5
Tools	2,604	5	2,439	5	2,563	5
Hardware	2,526	5	2,497	5	2,516	5
Fashion plumbing	2,433	5	2,475	5	2,573	5
Lighting	2,396	5	2,407	5	2,508	5
Nursery	1,962	4	1,942	4	1,850	4
Outdoor power equipment	1,932	4	1,834	4	1,963	4
Cabinets & countertops	1,700	3	1,715	4	1,935	4
Home organization	1,695	3	1,662	3	1,662	4
Rough electrical	1,409	3	1,316	3	1,446	3
Home fashion	1,337	3	1,309	3	1,408	3
Other	334	1	328	1	295	1

Totals	$48,815	100%	$47,220	100%	$48,230	100%

Valuation And Qualifying Accounts And Reserves	12 Months Ended
Jan. 28, 2011
Valuation and Qualifying Accounts and Reserves [Abstract]
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS AND RESERVES
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

	Balance at	Charges to
	beginning of	costs and				Balance at
(In Millions)	period	expenses		Deductions		end of period

January 28, 2011:
Reserve for loss on obsolete inventory	$49	$—		$(10)	(a)	$39
Reserve for inventory shrinkage	138	292		(303)	(b)	127
Reserve for sales returns	51	1	(c)	—		52
Deferred tax valuation allowance	65	34	(d)	—		99

January 29, 2010:
Reserve for loss on obsolete inventory	$58	$—		$(9)	(a)	$49
Reserve for inventory shrinkage	129	291		(282)	(b)	138
Reserve for sales returns	49	2	(c)	—		51
Deferred tax valuation allowance	42	23	(d)	—		65

January 30, 2009:
Reserve for loss on obsolete inventory	$67	$—		$(9)	(a)	$58
Reserve for inventory shrinkage	137	374		(382)	(b)	129
Reserve for sales returns	51	—		(2)	(c)	49
Deferred tax valuation allowance	22	20	(d)	—		42

(a):	Represents the net increase/(decrease) in the required reserve based on the Company’s evaluation of obsolete inventory.

(b):	Represents the actual inventory shrinkage experienced at the time of physical inventories.

(c):	Represents the net increase/(decrease) in the required reserve based on the Company’s evaluation of anticipated merchandise returns.

(d):	Represents an increase in the required reserve based on the Company’s evaluation of deferred tax assets.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jan. 28, 2011
Summary of Significant Accounting Policies [Abstract]
Fiscal Year
Fiscal Year - The Company’s fiscal year ends on the Friday nearest the end of January. Each of the fiscal years presented contained 52 weeks. All references herein for the years 2010, 2009 and 2008 represent the fiscal years ended January 28, 2011, January 29, 2010, and January 30, 2009, respectively.

Principles of Consolidation
Principles of Consolidation - The consolidated financial statements include the accounts of the Company and its wholly-owned or controlled operating subsidiaries. All intercompany accounts and transactions have been eliminated.

Foreign Currency
Foreign Currency - The functional currencies of the Company’s international subsidiaries are the local currencies of the countries in which the subsidiaries are located. Foreign currency denominated assets and liabilities are translated into U.S. dollars using the exchange rates in effect at the consolidated balance sheet date. Results of operations and cash flows are translated using the average exchange rates throughout the period. The effect of exchange rate fluctuations on translation of assets and liabilities is included as a component of shareholders’ equity in accumulated other comprehensive income (loss). Gains and losses from foreign currency transactions, which are included in selling, general and administrative (SG&A) expense, have not been significant.

Use of Estimates
Use of Estimates - The preparation of the Company’s financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates that affect the reported amounts of assets, liabilities, sales and expenses, and related disclosures of contingent assets and liabilities. The Company bases these estimates on historical results and various other assumptions believed to be reasonable, all of which form the basis for making estimates concerning the carrying values of assets and liabilities that are not readily available from other sources. Actual results may differ from these estimates.

Cash and Cash Equivalents
Cash and Cash Equivalents - Cash and cash equivalents include cash on hand, demand deposits and short-term investments with original maturities of three months or less when purchased. Cash and cash equivalents are carried at amortized cost on the consolidated balance sheets. The majority of payments due from financial institutions for the settlement of credit card and debit card transactions process within two business days and are, therefore, classified as cash and cash equivalents.

Investments
Investments - As of January 28, 2011, investments consisted primarily of municipal obligations, floating rate municipal obligations, money market funds and mutual funds. The Company classifies as investments restricted balances pledged as collateral for the Company’s extended protection plan program and for a portion of the Company’s casualty insurance and Installed Sales program liabilities. Investments, exclusive of cash equivalents, with a stated maturity date of one year or less from the balance sheet date or that are expected to be used in current operations, are classified as short-term investments. The Company’s trading securities are also classified as short-term investments. All other investments are classified as long-term.
The Company maintains investment securities in conjunction with certain employee benefit plans that are classified as trading securities. These securities are carried at fair value with unrealized gains and losses included in SG&A expense. All other investment securities are classified as available-for-sale and are carried at fair value with unrealized gains and losses included in accumulated other comprehensive income (loss) in shareholders’ equity.

Merchandise Inventory
Merchandise Inventory - Inventory is stated at the lower of cost or market using the first-in, first-out method of inventory accounting. The cost of inventory also includes certain costs associated with the preparation of inventory for resale, including distribution center costs, and is net of vendor funds.
The Company records an inventory reserve for the anticipated loss associated with selling inventories below cost. This reserve is based on management’s current knowledge with respect to inventory levels, sales trends and historical experience. Management does not believe the Company’s merchandise inventories are subject to significant risk of obsolescence in the near term, and management has the ability to adjust purchasing practices based on anticipated sales trends and general economic conditions. However, changes in consumer purchasing patterns could result in the need for additional reserves.

Merchandise Inventory, Shrink Reserve
The Company also records an inventory reserve for the estimated shrinkage between physical inventories. This reserve is based primarily on actual shrink results from previous physical inventories. Changes in the estimated shrink reserve may be necessary based on the timing and results of physical inventories.

Merchandise Inventory, Vendor Funds
The Company receives funds from vendors in the normal course of business, principally as a result of purchase volumes, sales, early payments or promotions of vendors’ products, which generally do not represent the reimbursement of specific, incremental and identifiable costs incurred by the Company to sell the vendor’s product. These funds are treated as a reduction in the cost of inventory as the amounts are accrued, and are recognized as a reduction of cost of sales when the inventory is sold. The Company develops accrual rates for vendor funds based on the provisions of the agreements in place. Due to the complexity and diversity of the individual vendor agreements, the Company performs analyses and reviews historical trends throughout the year and confirms actual amounts with select vendors to ensure the amounts earned are appropriately recorded. Amounts accrued throughout the year could be impacted if actual purchase volumes differ from projected annual purchase volumes, especially in the case of programs that provide for increased funding when graduated purchase volumes are met.

Derivative Financial Instruments
Derivative Financial Instruments - The Company occasionally utilizes derivative financial instruments to manage certain business risks. However, the amounts were not material to the Company’s consolidated financial statements in any of the years presented. The Company does not use derivative financial instruments for trading purposes.

Credit Programs
Credit Programs - The majority of the Company’s accounts receivable arises from sales of goods and services to Commercial Business Customers. The Company has an agreement with GE Money Bank (GE) under which GE purchases at face value commercial business accounts receivable originated by the Company and services these accounts. This agreement expires in December 2016, unless terminated sooner by the parties. The Company accounts for these transfers as sales of the accounts receivable. When the Company sells its commercial business accounts receivable, it retains certain interests in those receivables, including the funding of a loss reserve and its obligation related to GE’s ongoing servicing of the receivables sold. Any gain or loss on the sale is determined based on the previous carrying amounts of the transferred assets allocated at fair value between the receivables sold and the interests retained. Fair value is based on the present value of expected future cash flows, taking into account the key assumptions of anticipated credit losses, payment rates, late fee rates, GE’s servicing costs and the discount rate commensurate with the uncertainty involved. Due to the short-term nature of the receivables sold, changes to the key assumptions would not materially impact the recorded gain or loss on the sales of receivables or the fair value of the retained interests in the receivables.
Total commercial business accounts receivable sold to GE were  $1.7 billion in 2010,  $1.6 billion in 2009 and  $1.7 billion in 2008. The Company recognized losses of  $31 million in both 2010 and 2009, and  $38 million in 2008 on these receivable sales as SG&A expense, which primarily relates to the fair value of the obligations incurred related to servicing costs that are remitted to GE monthly. At January 28, 2011 and January 29, 2010, the fair value of the retained interests was determined based on the present value of expected future cash flows and was insignificant.

Credit Programs, Proprietary Credit Cards
Sales generated through the Company’s proprietary credit cards are not reflected in receivables. Under an agreement with GE, credit is extended directly to customers by GE. All credit program-related services are performed and controlled directly by GE. The Company has the option, but no obligation, to purchase the receivables at the end of the agreement in December 2016. Tender costs, including amounts associated with accepting the Company’s proprietary credit cards, are recorded in SG&A expense in the consolidated statements of earnings.
The total portfolio of receivables held by GE, including both receivables originated by GE from the Company’s proprietary credit cards and commercial business accounts receivable originated by the Company and sold to GE, approximated  $5.8 billion at January 28, 2011, and  $6.5 billion at January 29, 2010.

Property and Depreciation
Property and Depreciation - Property is recorded at cost. Costs associated with major additions are capitalized and depreciated. Capital assets are expected to yield future benefits and have useful lives which exceed one year. The total cost of a capital asset generally includes all applicable sales taxes, delivery costs, installation costs and other appropriate costs incurred by the Company, including interest in the case of self-constructed assets. Upon disposal, the cost of properties and related accumulated depreciation is removed from the accounts, with gains and losses reflected in SG&A expense on the consolidated statements of earnings.
Depreciation is provided over the estimated useful lives of the depreciable assets. Assets are depreciated using the straight-line method. Leasehold improvements and assets under capital lease are depreciated over the shorter of their estimated useful lives or the term of the related lease, which may include one or more option renewal periods where failure to exercise such options would result in an economic penalty in such amount that renewal appears, at the inception of the lease, to be reasonably assured. During the term of a lease, if leasehold improvements are placed in service significantly after the inception of the lease, the Company depreciates these leasehold improvements over the shorter of the useful life of the leasehold assets or a term that includes lease renewal periods deemed to be reasonably assured at the time the leasehold improvements are placed into service. The amortization of these assets is included in depreciation expense on the consolidated financial statements.

Long-Lived Asset Impairment/Exit Activities
Long-Lived Asset Impairment/Exit Activities - The carrying amounts of long-lived assets are reviewed whenever certain events or changes in circumstances indicate that the carrying amounts may not be recoverable.
Long-lived assets held-for-use includes operating stores as well as excess properties, such as relocated stores, closed stores and other properties that do not meet the held-for-sale criteria. A potential impairment has occurred for long-lived assets held-for-use if projected future undiscounted cash flows expected to result from the use and eventual disposition of the assets are less than the carrying amounts of the assets. An impairment loss is recorded for long-lived assets held-for-use when the carrying amount of the asset is not recoverable and exceeds its fair value.
Excess properties that are expected to be sold within the next 12 months and meet the other relevant held-for-sale criteria are classified as long-lived assets held-for-sale. An impairment loss is recorded for long-lived assets held-for-sale when the carrying amount of the asset exceeds its fair value less cost to sell. A long-lived asset is not depreciated while it is classified as held-for-sale.
For long-lived assets to be abandoned, the Company considers the asset to be disposed of when it ceases to be used. Until it ceases to be used, the Company continues to classify the asset as held-for-use and tests for potential impairment accordingly. If the Company commits to a plan to abandon a long-lived asset before the end of its previously estimated useful life, its depreciable life is re-evaluated.
Impairment losses are included in SG&A expense. The Company recorded long-lived asset impairment losses of  $71 million during 2010, including  $36 million for operating stores,  $26 million for excess properties classified as held-for-use and  $9 million, including costs to sell, for excess properties classified as held-for-sale. The Company recorded long-lived asset impairment losses of  $114 million during 2009, including  $53 million for operating stores,  $40 million for excess properties classified as held-for-use and  $21 million, including costs to sell, for excess properties classified as held-for-sale. The Company recorded long-lived asset impairment losses of  $21 million during 2008, including  $16 million for operating stores and  $5 million for excess properties classified as held-for-use.
The net carrying amount of excess properties that do not meet the held-for-sale criteria is included in other assets (non-current) on the consolidated balance sheets and totaled  $239 million and  $205 million at January 28, 2011 and January 29, 2010, respectively.

Exit Activities
When locations under operating leases are closed, a liability is recognized for the fair value of future contractual obligations, including future minimum lease payments, property taxes, utilities and common area maintenance, net of estimated sublease income. Amounts accrued were not material for any of the periods presented.

Leases
Leases - For lease agreements that provide for escalating rent payments or free-rent occupancy periods, the Company recognizes rent expense on a straight-line basis over the non-cancelable lease term and option renewal periods where failure to exercise such options would result in an economic penalty in such amount that renewal appears, at the inception of the lease, to be reasonably assured. The lease term commences on the date that the Company takes possession of or controls the physical use of the property. Deferred rent is included in other liabilities (non-current) on the consolidated balance sheets.

Accounts Payable
Accounts Payable - The Company has an agreement with a third party to provide an accounts payable tracking system which facilitates participating suppliers’ ability to finance payment obligations from the Company with designated third-party financial institutions. Participating suppliers may, at their sole discretion, make offers to finance one or more payment obligations of the Company prior to their scheduled due dates at a discounted price to participating financial institutions. The Company’s goal in entering into this arrangement is to capture overall supply chain savings, in the form of pricing, payment terms or vendor funding, created by facilitating suppliers’ ability to finance payment obligations at more favorable discount rates, while providing them with greater working capital flexibility.
The Company’s obligations to its suppliers, including amounts due and scheduled payment dates, are not impacted by suppliers’ decisions to finance amounts under this arrangement. However, the Company’s right to offset balances due from suppliers against payment obligations is restricted by this arrangement for those payment obligations that have been financed by suppliers. As of January 28, 2011 and January 29, 2010,  $645 million and  $602 million, respectively, of the Company’s outstanding payment obligations had been placed on the accounts payable tracking system, and participating suppliers had financed  $476 million and  $253 million, respectively, of those payment obligations to participating financial institutions.

Self-Insurance
Self-Insurance - The Company is self-insured for certain losses relating to workers’ compensation, automobile, property, and general and product liability claims. The Company has stop-loss coverage to limit the exposure arising from these claims. The Company is also self-insured for certain losses relating to extended protection plan and medical and dental claims. Self-insurance claims filed and claims incurred but not reported are accrued based upon management’s estimates of the discounted ultimate cost for self-insured claims incurred using actuarial assumptions followed in the insurance industry and historical experience. Although management believes it has the ability to reasonably estimate losses related to claims, it is possible that actual results could differ from recorded self-insurance liabilities.
The Company provides surety bonds issued by insurance companies to secure payment of workers’ compensation liabilities as required in certain states where the Company is self-insured. Outstanding surety bonds relating to self-insurance totaled  $235 million at January 28, 2011.

Income Taxes
Income Taxes - The Company establishes deferred income tax assets and liabilities for temporary differences between the tax and financial accounting bases of assets and liabilities. The tax effects of such differences are reflected in the consolidated balance sheets at the enacted tax rates expected to be in effect when the differences reverse. A valuation allowance is recorded to reduce the carrying amount of deferred tax assets if it is more likely than not that all or a portion of the asset will not be realized. The tax balances and income tax expense recognized by the Company are based on management’s interpretation of the tax statutes of multiple jurisdictions.
The Company establishes a liability for tax positions for which there is uncertainty as to whether or not the position will be ultimately sustained. The Company includes interest related to tax issues as part of net interest on the consolidated financial statements. The Company records any applicable penalties related to tax issues within the income tax provision.

Revenue Recognition
Revenue Recognition - The Company recognizes revenues, net of sales tax, when sales transactions occur and customers take possession of the merchandise. A provision for anticipated merchandise returns is provided through a reduction of sales and cost of sales in the period that the related sales are recorded. Revenues from product installation services are recognized when the installation is completed. Deferred revenues associated with amounts received for which customers have not yet taken possession of merchandise or for which installation has not yet been completed were  $371 million and  $354 million at January 28, 2011, and January 29, 2010, respectively.
Revenues from stored-value cards, which include gift cards and returned merchandise credits, are deferred and recognized when the cards are redeemed. The liability associated with outstanding stored-value cards was  $336 million and  $329 million at January 28, 2011, and January 29, 2010, respectively, and these amounts are included in deferred revenue on the consolidated balance sheets. The Company recognizes income from unredeemed stored-value cards at the point at which redemption becomes remote. The Company’s stored-value cards have no expiration date or dormancy fees. Therefore, to determine when redemption is remote, the Company analyzes an aging of the unredeemed cards based on the date of last stored-value card use.

Cost of Sales

Cost of Sales
▪    Total cost of products sold, including:

-   Purchase costs, net of vendor funds;

-   Freight expenses associated with moving merchandise inventories from vendors to retail stores;

-   Costs associated with operating the Company’s distribution network, including payroll and benefit costs and occupancy costs;

▪   Costs of installation services provided;

▪   Costs associated with delivery of products directly from vendors to customers by third parties;

▪   Costs associated with inventory shrinkage and obsolescence.

Selling, General and Administrative

Selling, General and Administrative
▪   Payroll and benefit costs for retail and corporate employees;

▪   Occupancy costs of retail and corporate facilities;

▪   Advertising;

▪   Costs associated with delivery of products from stores to customers;

▪   Third-party, in-store service costs;

▪   Tender costs, including bank charges, costs associated with credit card interchange fees and amounts associated with accepting the Company’s proprietary credit cards;

▪   Costs associated with self-insured plans, and premium costs for stop-loss coverage and fully insured plans;

▪   Long-lived asset impairment losses and gains/losses on disposal of assets;

▪   Other administrative costs, such as supplies, and travel and entertainment.

Advertising	Advertising - Costs associated with advertising are charged to expense as incurred. Advertising expenses were $790 million, $750 million and $789 million in 2010, 2009 and 2008, respectively.
Shipping and Handling Costs
Shipping and Handling Costs - The Company includes shipping and handling costs relating to the delivery of products directly from vendors to customers by third parties in cost of sales. Shipping and handling costs, which include third-party delivery costs, salaries, and vehicle operations expenses relating to the delivery of products from stores to customers, are classified as SG&A expense. Shipping and handling costs included in SG&A expense were  $431 million,  $371 million and  $378 million in 2010, 2009 and 2008, respectively.

Store Opening Costs
Store Opening Costs - Costs of opening new or relocated retail stores, which include payroll and supply costs incurred prior to store opening and grand opening advertising costs, are charged to expense as incurred.

Comprehensive Income
Comprehensive Income - The Company reports comprehensive income on its consolidated statements of shareholders’ equity. Comprehensive income represents changes in shareholders’ equity from non-owner sources and is comprised primarily of net earnings plus or minus unrealized gains or losses on available-for-sale securities, as well as foreign currency translation adjustments. Net unrealized gains, net of tax, on available-for-sale securities classified in accumulated other comprehensive income on the consolidated balance sheets were insignificant at January 28, 2011 and  $2 million at January 29, 2010. Foreign currency translation gains, net of tax, classified in accumulated other comprehensive income were  $53 million and  $25 million at January 28, 2011 and January 29, 2010, respectively. The reclassification adjustments for gains/losses included in net earnings were not significant for any of the periods presented.

Segment Information
Segment Information - The Company’s home improvement retail stores represent a single operating segment based on the way the Company manages its business. Operating decisions are made at the Company level in order to maintain a consistent retail store presentation. The Company’s home improvement retail stores sell similar products and services, use similar processes to sell those products and services, and sell their products and services to similar classes of customers. The amounts of long-lived assets and net sales outside of the U.S. were not significant for any of the periods presented.

Reclassifications
Reclassifications - Certain prior period amounts have been reclassified to conform to current classifications. Store opening costs, which were previously reported as a separate line item on the consolidated statements of earnings, have been combined with SG&A expense. In addition, activity that was previously separately presented for short-term and long-term investments on the consolidated statements of cash flows was combined into single line items for purchases of investments and proceeds from the sale/maturity of investments. Proceeds from the issuance of common stock under the employee stock purchase plan and from stock options exercised, which were previously reported as separate line items on the consolidated statements of cash flows, were also combined into a single line item. In addition, deferred revenue — extended protection plans, which was previously included in other liabilities (noncurrent), is now a separate line item on the consolidated balance sheets.

Stock Option Expense Recognition Policy
The Company reviews the carrying amounts of long-lived assets whenever events or changes in circumstances indicate that the carrying amounts may not be recoverable. An impairment loss is recognized when the carrying amount of the long-lived asset is not recoverable and exceeds its fair value. The Company estimated the fair values of long-lived assets based on the Company’s own judgments about the assumptions that market participants would use in pricing the asset and on observable market data, when available. The Company classified these fair value measurements as Level 3.
Stock Options
Stock options generally have terms of seven years, with one-third of each grant vesting each year for three years, and are assigned an exercise price equal to the closing market price of a share of the Company’s common stock on the date of grant. These options are expensed on a straight-line basis over the grant vesting period, which is considered to be the requisite service period.
Restricted Stock Awards
Restricted stock awards are valued at the market price of a share of the Company’s common stock on the date of grant. In general, these awards vest at the end of a three- to five-year period from the date of grant and are expensed on a straight-line basis over that period, which is considered to be the requisite service period.
Restricted Stock Units
Restricted stock units do not have dividend rights and are valued at the market price of a share of the Company’s common stock on the date of grant less the present value of dividends expected during the requisite service period. In general, these awards vest at the end of a three-year period from the date of grant and are expensed on a straight-line basis over that period, which is considered to be the requisite service period.

Fair Value Measurements
When available, quoted prices are used to determine fair value. When quoted prices in active markets are available, investments are classified within Level 1 of the fair value hierarchy. When quoted prices in active markets are not available, fair values are determined using pricing models, and the inputs to those pricing models are based on observable market inputs. The inputs to the pricing models are typically benchmark yields, reported trades, broker-dealer quotes, issuer spreads and benchmark securities, among others.
The Company estimated the fair values of long-lived assets based on the Company’s own judgments about the assumptions that market participants would use in pricing the asset and on observable market data, when available.

Extended Protection Plans
Extended Protection Plans - The Company sells separately-priced extended protection plan contracts under a Lowe’s-branded program for which the Company is ultimately self-insured. The Company recognizes revenue from extended protection plan sales on a straight-line basis over the respective contract term. Extended protection plan contract terms primarily range from one to four years from the date of purchase or the end of the manufacturer’s warranty, as applicable.
Incremental direct acquisition costs associated with the sale of extended protection plans are also deferred and recognized as expense on a straight-line basis over the respective contract term. Deferred costs associated with extended protection plan contracts were  $166 million and  $150 million at January 28, 2011 and January 29, 2010, respectively. The Company’s extended protection plan deferred costs are included in other assets (non-current) on the consolidated balance sheets. All other costs, such as costs of services performed under the contract, general and administrative expenses and advertising expenses are expensed as incurred.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Jan. 28, 2011
Product Warranties Disclosures (Tables) [Abstract]
Other Current Liabilities
Other Current Liabilities - Other current liabilities on the consolidated balance sheets consists of:

(In millions)	January 28, 2011	January 29, 2010

Self-insurance liabilities	$311	$300
Accrued dividends	148	131
Accrued interest	115	102
Accrued property taxes	113	103
Sales tax liabilities	112	131
Other	559	489
Total	$1,358	$1,256

Changes in deferred revenue for extended protection plan contracts

(In millions)	2010	2009

Deferred revenue — extended protection plans, beginning of year	$549	$479
Additions to deferred revenue	253	220
Deferred revenue recognized	(171)	(150)
Deferred revenue — extended protection plans, end of year	$631	$549

Changes in the liability for extended protection plan claims

(In millions)	2010	2009

Liability for extended protection plan claims, beginning of year	$23	$17
Accrual for claims incurred	80	67
Claim payments	(83)	(61)
Liability for extended protection plan claims, end of year	$20	$23

Fair Value Measurements and Financial Instruments (Tables)	12 Months Ended
Jan. 28, 2011
Fair Value Measurements and Financial Instruments [Abstract]
Fair value measurements - recurring basis

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(In millions)	January 28, 2011	(Level 1)	(Level 2)	(Level 3)

Available-for-sale securities:
Municipal obligations	$190	$—	$190	$—
Municipal floating rate obligations	163	—	163	—
Money market funds	66	66	—	—
Other	2	2	—	—
Trading securities:
Mutual funds	50	50	—	—

Total short-term investments	$471	$118	$353	$—
Available-for-sale securities:
Municipal floating rate obligations	$765	$—	$765	$—
Municipal obligations	208	—	208	—
Other	35	—	35	—
Total long-term investments	$1,008	$—	$1,008	$—

		Fair Value Measurements at Reporting Date Using
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(In millions)	January 29, 2010	(Level 1)	(Level 2)	(Level 3)

Available-for-sale securities:
Municipal obligations	$296	$—	$296	$—
Municipal floating rate obligations	7	—	7	—
Money market funds	68	68	—	—
Other	12	2	10	—
Trading securities:
Mutual funds	42	42	—	—

Total short-term investments	$425	$112	$313	$—
Available-for-sale securities:
Municipal floating rate obligations	$141	$—	$141	$—
Municipal obligations	136	—	136	—
Total long-term investments	$277	$—	$277	$—

Fair value measurements - non-recurring basis
Fair Value Measurements - Non-Recurring Basis

	January 28, 2011
		Previous
	Fair Value	Carrying	Impairment
(In millions)	Measurements	Amounts	Losses

Operating stores:
Long-lived assets held-for-use	$15	$51	$(36)
Excess properties:
Long-lived assets held-for-use	$45	$71	$(26)
Long-lived assets held-for-sale	$36	$44	$(8)

	January 29, 2010
		Previous
	Fair Value	Carrying	Impairment
(In millions)	Measurements	Amounts	Losses

Operating stores:
Long-lived assets held-for-use	$6	$59	$(53)
Excess properties:
Long-lived assets held-for-use	$74	$114	$(40)
Long-lived assets held-for-sale	$25	$46	$(21)

Fair value of financial instruments
Carrying amounts and the related estimated fair value of the Company’s long-term debt, excluding capitalized lease obligations, are as follows:

	January 28, 2011		January 29, 2010
	Carrying	Fair	Carrying	Fair
(In millions)	Amount	Value	Amount	Value

Long-term debt (excluding capitalized lease obligations)	$6,209	$6,715	$4,737	$5,127

Investments (Tables)	12 Months Ended
Jan. 28, 2011
Available For Sale Securities [Abstract]
Investments, Available-for-Sale
The amortized costs, gross unrealized holding gains and losses, and fair values of the Company’s investment securities classified as available-for-sale at January 28, 2011, and January 29, 2010, are as follows:

	January 28, 2011
		Gross	Gross
Type	Amortized	Unrealized	Unrealized	Fair
(In millions)	Costs	Gains	Losses	Values

Municipal obligations	$189	$1	$—	$190
Municipal floating rate obligations	163	—	—	163
Money market funds	66	—	—	66
Other	2	—	—	2
Classified as short-term	420	1	—	421
Municipal floating rate obligations	765			765
Municipal obligations	209	—	(1)	208
Other	35	—	—	35
Classified as long-term	1,009	—	(1)	1,008
Total	$1,429	$1	$(1)	$1,429

	January 29, 2010
		Gross	Gross
Type	Amortized	Unrealized	Unrealized	Fair
(In millions)	Costs	Gains	Losses	Values

Municipal obligations	$294	$2	$—	$296
Municipal floating rate obligations	7	—	—	7
Money market funds	68	—	—	68
Other	12		—	12
Classified as short-term	381	2	—	383
Municipal floating rate obligations	141	—	—	141
Municipal obligations	134	2	—	136
Classified as long-term	275	2	—	277
Total	$656	$4	$—	$660

Property and Accumulated Depreciation (Tables)	12 Months Ended
Jan. 28, 2011
Property and Accumulated Depreciation [Abstract]
Property and Accumulated Depreciation
Property is summarized by major class in the following table:

	Estimated
	Depreciable
(In millions)	Lives, In Years	January 28, 2011	January 29, 2010

Cost:
Land	N/A	$6,742	$6,519
Buildings and building improvements	5-40	16,531	15,887
Equipment	3-15	9,142	8,826
Construction in progress	N/A	930	1,036

Total cost		33,345	32,268
Accumulated depreciation		(11,256)	(9,769)
Property, less accumulated depreciation		$22,089	$22,499

Long-Term Debt (Tables)	12 Months Ended
Jan. 28, 2011
Long-Term Debt [Abstract]
Long-term Debt

	Weighted-Average
Debt Category	Interest Rate at
(In millions)	January 28, 2011	January 28, 2011	January 29, 2010

Secured debt:[1]
Mortgage notes due fiscal 2010-2018	6.11%	$17	$35
Unsecured debt:
Notes due fiscal 2010-2015	5.31%	1,047	1,546
Notes due fiscal 2016-2020	4.40%	1,767	796
Notes due fiscal 2021-2025	3.87%	537	15
Notes due fiscal 2026-2030	6.76%	812	812
Notes due fiscal 2031-2035	5.50%	493	493
Notes due fiscal 2036-2040[2]	6.16%	1,536	1,040
Capitalized lease obligations due fiscal 2011-2035		364	343
Total long-term debt		6,573	5,080
Less current maturities		(36)	(552)
Long-term debt, excluding current maturities		$6,537	$4,528

[1]	Real properties with an aggregate book value of $52 million were pledged as collateral at January 28, 2011, for secured debt.

[2]	Amount includes $100 million of notes issued in 1997 that may be put at the option of the holder on the 20th anniversary of the issue at par value. None of these notes are currently puttable.

Accounting for Share-Based Payment (Tables)	12 Months Ended
Jan. 28, 2011
Accounting for Share-Based Payment [Abstract]
Schedule of Option Pricing Assumptions

	2010	2009	2008

Assumptions used:
Expected volatility	37.7%-41.4%	36.4%-38.6%	25.0%-32.2%
Weighted-average expected volatility	39.4%	36.4%	25.1%
Expected dividend yield	0.96%-1.30%	0.82%-0.97%	0.56%-0.74%
Weighted-average dividend yield	1.07%	0.82%	0.56%
Risk-free interest rate	1.22%-2.30%	1.70%-2.08%	2.19%-3.09%
Weighted-average risk-free interest rate	2.02%	1.71%	2.19%
Expected term, in years	4-5	4	4
Weighted-average expected term, in years	4.42	4	4

Schedule of Stock Option Activity
Transactions related to stock options issued for the year ended January 28, 2011 are summarized as follows:

			Weighted-
		Weighted-	Average
		Average	Remaining	Aggregate
	Shares	Exercise Price	Term	Intrinsic Value
	(In thousands)	Per Share	(In years)	(In thousands)	[1]

Outstanding at January 29, 2010	23,170	$26.42
Granted	3,208	23.96
Canceled, forfeited or expired	(883)	26.74
Exercised	(1,386)	19.31
Outstanding at January 28, 2011	24,109	$26.48	3.06	$49,035

Vested and expected to vest at January 28, 2011[2]	23,473	$26.56	2.98	$48,083
Exercisable at January 28, 2011	16,750	$29.13	2.04	$13,851

[1]	Options for which the exercise price exceeded the closing market price of a share of the Company’s common stock at January 28, 2011 are excluded from the calculation of aggregate intrinsic value.

[2]	Includes outstanding vested options as well as outstanding, nonvested options after a forfeiture rate is applied.

Schedule of Performance Accelerated Restricted Stock Awards Activity
Transactions related to PARS issued for the year ended January 28, 2011 are summarized as follows:

		Weighted-
		Average Grant-
	Shares	Date Fair Value
	(In thousands)	Per Share

Nonvested at January 29, 2010	1,073	$32.91
Vested	(311)	30.00
Canceled or forfeited	(29)	33.59
Nonvested at January 28, 2011	733	$34.11

Schedule of Performance-Based Restricted Stock Awards Activity
Transactions related to performance-based restricted stock awards issued for the year ended January 28, 2011 are summarized as follows:

		Weighted-
		Average Grant-
	Shares	Date Fair Value
	(In thousands)	Per Share

Nonvested at January 29, 2010	1,484	$27.30
Vested	(151)	32.18
Canceled or forfeited	(475)	31.77
Nonvested at January 28, 2011	858	$23.97

Schedule of Restricted Stock Awards Activity
Transactions related to restricted stock awards issued for the year ended January 28, 2011 are summarized as follows:

		Weighted-
		Average Grant-
	Shares	Date Fair Value
	(In thousands)	Per Share

Nonvested at January 29, 2010	8,457	$20.86
Granted	3,458	23.88
Vested	(1,554)	30.23
Canceled or forfeited	(506)	20.45
Nonvested at January 28, 2011	9,855	$20.46

Schedule of Restricted Stock Unit Activity
Transactions related to restricted stock units issued for the year ended January 28, 2011 are summarized as follows:

		Weighted-
		Average Grant-
	Shares	Date Fair Value
	(In thousands)	Per Share

Nonvested at January 29, 2010	92	$18.35
Granted	99	22.84
Vested	(11)	22.72
Canceled or forfeited	(12)	20.16
Nonvested at January 28, 2011	168	$20.58

Income Taxes (Tables)	12 Months Ended
Jan. 28, 2011
Income Taxes [Abstract]
Effective Income Tax Rate Reconciliation
The following is a reconciliation of the effective tax rate to the federal statutory tax rate:

	2010	2009	2008

Statutory federal income tax rate	35.0%	35.0%	35.0%
State income taxes, net of federal tax benefit	3.0	2.2	2.9
Other, net	(0.3)	(0.3)	(0.5)
Effective tax rate	37.7%	36.9%	37.4%

Components of Income Tax Provision
The components of the income tax provision are as follows:

(In millions)	2010	2009	2008

Current:
Federal	$1,171	$1,046	$1,070
State	188	123	166
Total current	1,359	1,169	1,236
Deferred:
Federal	(117)	(108)	82
State	(24)	(19)	(7)
Total deferred	(141)	(127)	75
Total income tax provision	$1,218	$1,042	$1,311

Deferred Tax Assets and Liabilities
The tax effects of cumulative temporary differences that gave rise to the deferred tax assets and liabilities were as follows:

(In millions)	January 28, 2011	January 29, 2010

Deferred tax assets:
Self-insurance	$303	$251
Share-based payment expense	128	115
Deferred rent	89	75
Other, net	249	223
Total deferred tax assets	769	664
Valuation allowance	(99)	(65)
Net deferred tax assets	670	599

Deferred tax liabilities:
Property	(870)	(934)
Other, net	(74)	(55)
Total deferred tax liabilities	(944)	(989)

Net deferred tax liability	$(274)	$(390)

Unrecognized Tax Benefits Reconciliation
A reconciliation of the beginning and ending balances of unrecognized tax benefits is as follows:

(In millions)	2010	2009	2008

Unrecognized tax benefits, beginning of year	$154	$200	$138
Additions for tax positions of prior years	22	31	82
Reductions for tax positions of prior years	(19)	(45)	(16)
Net additions based on tax positions related to the current year	9	5	16
Settlements	(1)	(37)	(19)
Reductions due to a lapse in applicable statute of limitations	—	—	(1)
Unrecognized tax benefits, end of year	$165	$154	$200

Earnings Per Share (Tables)	12 Months Ended
Jan. 28, 2011
Earnings Per Share [Abstract]
Reconciliation of earnings per common share

(In millions, except per share data)	2010	2009	2008

Basic earnings per common share:
Net earnings	$2,010	$1,783	$2,195
Less: Net earnings allocable to participating securities	(17)	(13)	(11)
Net earnings allocable to common shares	$1,993	$1,770	$2,184
Weighted-average common shares outstanding	1,401	1,462	1,457
Basic earnings per common share	$1.42	$1.21	$1.50

Diluted earnings per common share:
Net earnings	$2,010	$1,783	$2,195
Less: Net earnings adjustment for interest on convertible notes, net of tax	—	—	2
Net earnings, as adjusted	2,010	1,783	2,197
Less: Net earnings allocable to participating securities	(17)	(13)	(11)
Net earnings allocable to common shares	$1,993	$1,770	$2,186
Weighted-average common shares outstanding	1,401	1,462	1,457
Dilutive effect of non-participating share-based awards	2	2	3
Dilutive effect of convertible notes	—	—	8
Weighted-average common shares, as adjusted	1,403	1,464	1,468
Diluted earnings per common share	$1.42	$1.21	$1.49

Leases (Tables)	12 Months Ended
Jan. 28, 2011
Leases [Abstract]
Future minimum lease payments

		Capitalized
(In millions)	Operating	Lease
Fiscal Year	Leases	Obligations	Total

2011	$418	$68	$486
2012	416	69	485
2013	410	69	479
2014	399	64	463
2015	392	54	446
Later years	3,973	302	4,275
Total minimum lease payments	$6,008	$626	$6,634
Less amount representing interest		(273)

Present value of minimum lease payments		353
Less current maturities		(35)

Present value of minimum lease payments, less current maturities		$318

Other Information (Tables)	12 Months Ended
Jan. 28, 2011
Other Information (Tables) [Abstract]
Net interest expense
Net interest expense is comprised of the following:

(In millions)	2010	2009	2008

Long-term debt	$312	$293	$292
Short-term borrowings	—	2	11
Capitalized lease obligations	35	32	31
Interest income	(12)	(17)	(40)
Interest capitalized	(14)	(19)	(36)
Interest on tax uncertainties	7	(9)	10
Other	4	5	12
Interest — net	$332	$287	$280

Supplemental disclosure of cash flow information
Supplemental disclosures of cash flow information:

(In millions)	2010	2009	2008

Cash paid for interest, net of amount capitalized	$319	$314	$309
Cash paid for income taxes, net	$1,590	$1,157	$1,138

Non-cash investing and financing activities:
Non-cash property acquisitions, including assets acquired under capital lease	$56	$69	$124
Change in equity method investments	$(4)	$(4)	$(15)
Conversions of long-term debt to equity	$—	$—	$1
Cash dividends declared but not paid	$148	$131	$—

Sales by Product Category
Sales by Product Category:

(Dollars in millions)	2010		2009		2008
Product Category	Total Sales	%	Total Sales	%	Total Sales	%

Appliances	$5,365	11%	$4,904	10%	$4,752	10%
Lumber	3,402	7	3,242	7	3,506	7
Paint	3,003	6	2,913	6	2,791	6
Millwork	2,884	6	2,786	6	2,965	6
Building materials	2,879	6	2,924	6	2,966	6
Lawn & landscape products	2,812	6	2,690	6	2,585	5
Flooring	2,779	6	2,765	6	2,879	6
Rough plumbing	2,709	6	2,659	6	2,618	6
Seasonal living	2,654	5	2,413	5	2,449	5
Tools	2,604	5	2,439	5	2,563	5
Hardware	2,526	5	2,497	5	2,516	5
Fashion plumbing	2,433	5	2,475	5	2,573	5
Lighting	2,396	5	2,407	5	2,508	5
Nursery	1,962	4	1,942	4	1,850	4
Outdoor power equipment	1,932	4	1,834	4	1,963	4
Cabinets & countertops	1,700	3	1,715	4	1,935	4
Home organization	1,695	3	1,662	3	1,662	4
Rough electrical	1,409	3	1,316	3	1,446	3
Home fashion	1,337	3	1,309	3	1,408	3
Other	334	1	328	1	295	1

Totals	$48,815	100%	$47,220	100%	$48,230	100%

Summary of Significant Accounting Policies (Details) (USD $)	12 Months Ended
	Jan. 28, 2011	Jan. 29, 2010	Jan. 30, 2009
Other Current Liabilities
Self-insurance liabilities	$ 311,000,000	$ 300,000,000
Accrued dividends	148,000,000	131,000,000
Accrued interest	115,000,000	102,000,000
Accrued property taxes	113,000,000	103,000,000
Sales tax liabilities	112,000,000	131,000,000
Other	559,000,000	489,000,000
Total	1,358,000,000	1,256,000,000
Changes in deferred revenue for extended protection plan contracts
Deferred revenue - extended protection plans, beginning of year	549,000,000	479,000,000
Additions to deferred revenue	253,000,000	220,000,000
Deferred revenue recognized	(171,000,000)	(150,000,000)
Deferred revenue - extended protection plans, end of year	631,000,000	549,000,000	479,000,000
Changes in the liability for extended protection plan claims
Liability for extended protection plan claims, beginning of year	23,000,000	17,000,000
Accrual for claims incurred	80,000,000	67,000,000
Claim payments	(83,000,000)	(61,000,000)
Liability for extended protection plan claims, end of year	20,000,000	23,000,000	17,000,000
Impaired Long-Lived Assets [Line Items]
Long-lived asset impairment losses	71,000,000	114,000,000	21,000,000
Carrying amount of excess properties classified as held-for-use	239,000,000	205,000,000
Summary of Significant Accounting Policies [Abstract]
Accounts receivable sold	1,700,000,000	1,600,000,000	1,700,000,000
Loss on receivable sales	(31,000,000)	(31,000,000)	(38,000,000)
Credit program receivables held by GE	5,800,000,000	6,500,000,000
Payables placed on tracking system	645,000,000	602,000,000
Payables financed by participating suppliers	476,000,000	253,000,000
Outstanding surety bonds relating to self-insurance	235,000,000
Deferred revenue from undelivered products and installation	371,000,000	354,000,000
Outstanding stored-value cards	336,000,000	329,000,000
Deferred costs associated with extended protection plan contracts	166,000,000	150,000,000
Advertising expenses	790,000,000	750,000,000	789,000,000
Shipping and handling costs included in SG&A expense	431,000,000	371,000,000	378,000,000
Unrealized gains on available-for-sale securities, net of tax		2,000,000
Foreign currency translation gains, net of tax	53,000,000	25,000,000
Operating Stores [Member]
Impaired Long-Lived Assets [Line Items]
Long-lived asset impairment losses	36,000,000	53,000,000	16,000,000
Excess Properties Held-for-Use [Member]
Impaired Long-Lived Assets [Line Items]
Long-lived asset impairment losses	26,000,000	40,000,000	5,000,000
Excess Properties - Held-for-Sale [Member]
Impaired Long-Lived Assets [Line Items]
Long-lived asset impairment losses	$ 9,000,000	$ 21,000,000

Fair Value Measurements and Financial Instruments (Details) (USD $) In Millions	Jan. 28, 2011	Jan. 29, 2010
Available-for-sale securities:
Municipal obligations	$ 190	$ 296
Municipal floating rate obligations	163	7
Money market funds	66	68
Other	2	12
Trading securities:
Mutual funds	50	42
Total short-term investments	471	425
Available-for-sale securities:
Municipal floating rate obligations	765	141
Municipal obligations	208	136
Other	35
Total long-term investments	1,008	277
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Available-for-sale securities:
Municipal obligations	0	0
Municipal floating rate obligations	0	0
Money market funds	66	68
Other	2	2
Trading securities:
Mutual funds	50	42
Total short-term investments	118	112
Available-for-sale securities:
Municipal floating rate obligations	0	0
Municipal obligations	0	0
Other	0
Total long-term investments	0	0
Significant Other Observable Inputs (Level 2) [Member]
Available-for-sale securities:
Municipal obligations	190	296
Municipal floating rate obligations	163	7
Money market funds	0	0
Other	0	10
Trading securities:
Mutual funds	0	0
Total short-term investments	353	313
Available-for-sale securities:
Municipal floating rate obligations	765	141
Municipal obligations	208	136
Other	35
Total long-term investments	1,008	277
Significant Unobservable Inputs (Level 3) [Member]
Available-for-sale securities:
Municipal obligations	0	0
Municipal floating rate obligations	0	0
Money market funds	0	0
Other	0	0
Trading securities:
Mutual funds	0	0
Total short-term investments	0	0
Available-for-sale securities:
Municipal floating rate obligations	0	0
Municipal obligations	0	0
Other	0
Total long-term investments	$ 0	$ 0

Fair Value Measurements and Financial Instruments (Details 1) (USD $) In Millions	12 Months Ended
	Jan. 28, 2011	Jan. 29, 2010
Significant Unobservable Inputs (Level 3) [Member]
Operating stores:
Long-lived assets held-for-use	$ 15	$ 6
Excess properties:
Long-lived assets held-for-use	45	74
Long-lived assets held-for-sale	36	25
Previous Carrying Amounts [Member]
Operating stores:
Long-lived assets held-for-use	51	59
Excess properties:
Long-lived assets held-for-use	71	114
Long-lived assets held-for-sale	44	46
Impairment Losses [Member]
Operating stores:
Long-lived assets held-for-use	(36)	(53)
Excess properties:
Long-lived assets held-for-use	(26)	(40)
Long-lived assets held-for-sale	$ (8)	$ (21)

Fair Value Measurements and Financial Instruments (Details 2) (USD $) In Millions	Jan. 28, 2011	Jan. 29, 2010
Carrying Amount [Member]
Financial Instruments
Long-term debt (excluding capitalized lease obligations)	$ 6,209	$ 4,737
Fair Value [Member]
Financial Instruments
Long-term debt (excluding capitalized lease obligations)	$ 6,715	$ 5,127

Investments (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 28, 2011	Jan. 29, 2010	Jan. 30, 2009
Investments
Amortized Costs	$ 1,429	$ 656
Gross Unrealized Gains	1	4
Gross Unrealized Losses	(1)	0
Fair Values	1,429	660
Investments (Textuals) [Abstract]
Proceeds from sales of available-for-sale securities	814	1,200	1,000
Maturity date of long-term investments, in years, range start	1
Maturity date of long-term investments, in years, range end	41
Trading securities	50	42
Trading securities, unrealized holding gain (loss)	6	7	14
Restricted cash and investments
Restricted balances included in short-term investments	102	186
Restricted balances included in long-term investments	260	202
Municipal obligations [Member] | Classified as short-term [Member]
Investments
Amortized Costs	189	294
Gross Unrealized Gains	1	2
Gross Unrealized Losses	0	0
Fair Values	190	296
Municipal obligations [Member] | Classified as long-term [Member]
Investments
Amortized Costs	209	134
Gross Unrealized Gains	0	2
Gross Unrealized Losses	(1)	0
Fair Values	208	136
Municipal floating rate obligations [Member]] | Classified as short-term [Member]
Investments
Amortized Costs	163	7
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Values	163	7
Municipal floating rate obligations [Member]] | Classified as long-term [Member]
Investments
Amortized Costs	765	141
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Values	765	141
Money Market Funds [Member] | Classified as short-term [Member]
Investments
Amortized Costs	66	68
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Values	66	68
Other [Member] | Classified as short-term [Member]
Investments
Amortized Costs	2	12
Gross Unrealized Gains	0	0
Gross Unrealized Losses	0	0
Fair Values	2	12
Other [Member] | Classified as long-term [Member]
Investments
Amortized Costs	35
Gross Unrealized Gains	0
Gross Unrealized Losses	0
Fair Values	35
Classified as short-term [Member]
Investments
Amortized Costs	420	381
Gross Unrealized Gains	1	2
Gross Unrealized Losses	0	0
Fair Values	421	383
Classified as long-term [Member]
Investments
Amortized Costs	1,009	275
Gross Unrealized Gains	0	2
Gross Unrealized Losses	(1)	0
Fair Values	$ 1,008	$ 277

Property and Accumulated Depreciation (Details)	12 Months Ended
Jan. 28, 2011
Buildings and building improvements [Member]
Estimated Depreciable Lives, In Years
Estimated Depreciable Lives, Minimum (In Years)	5
Estimated Depreciable Lives, Maximum (In Years)	40
Equipment [Member]
Estimated Depreciable Lives, In Years
Estimated Depreciable Lives, Minimum (In Years)	3
Estimated Depreciable Lives, Maximum (In Years)	15

Property and Accumulated Depreciation (Details 1) (USD $) In Millions	Jan. 28, 2011	Jan. 29, 2010
Cost:
Land	$ 6,742	$ 6,519
Buildings and building improvements	16,531	15,887
Equipment	9,142	8,826
Construction in progress	930	1,036
Total cost	33,345	32,268
Accumulated depreciation	(11,256)	(9,769)
Property, less accumulated depreciation	22,089	22,499
Capital Leases:
Assets under capital lease, cost	567	519
Assets under capital lease, accumulated depreciation	$ 353	$ 333

Short-Term Borrowings and Lines of Credit (Details) In Millions, unless otherwise specified	Jan. 28, 2011 Commercial Paper [Member] USD ( $)	Jan. 29, 2010 Commercial Paper [Member] USD ( $)	Jan. 28, 2011 Canadian Credit Facility [Member] CAD ( $)	Jan. 29, 2010 Canadian Credit Facility [Member] CAD ( $)	Jan. 28, 2011 US Line of Credit Facility [Member] USD ( $)	Jan. 29, 2010 US Line of Credit Facility [Member] USD ( $)
Short-Term Borrowings and Lines of Credit
Maximum borrowing capacity			$ 50		$ 1,750
Amount outstanding	0	0	0	0	0	0
Number of participating banks					17
Expiration Date					June 2012
Letter of credit sublimit					$ 500

Long-Term Debt (Details) (USD $) In Millions, unless otherwise specified	Jan. 28, 2011	Jan. 29, 2010
Long-Term Debt
Total long-term debt	$ 6,573	$ 5,080
Less current maturities	(36)	(552)
Long-term debt, excluding current maturities	6,537	4,528
Mortgage Notes Due Fiscal 2010 - 2018 | Secured Debt [Member]
Long-Term Debt
Weighted-average interest rate	6.11%
Total long-term debt	17	35
Notes due fiscal 2010 - 2015 | Unsecured Debt [Member]
Long-Term Debt
Weighted-average interest rate	5.31%
Total long-term debt	1,047	1,546
Notes due fiscal 2016 - 2020 | Unsecured Debt [Member]
Long-Term Debt
Weighted-average interest rate	4.40%
Total long-term debt	1,767	796
Notes due fiscal 2021 - 2025 | Unsecured Debt [Member]
Long-Term Debt
Weighted-average interest rate	3.87%
Total long-term debt	537	15
Notes due fiscal 2026 - 2030 | Unsecured Debt [Member]
Long-Term Debt
Weighted-average interest rate	6.76%
Total long-term debt	812	812
Notes due fiscal 2031 - 2035 | Unsecured Debt [Member]
Long-Term Debt
Weighted-average interest rate	5.50%
Total long-term debt	493	493
Notes due fiscal 2036 - 2040 | Unsecured Debt [Member]
Long-Term Debt
Weighted-average interest rate	6.16%
Total long-term debt	1,536	1,040
Capitalized lease obligations due 2011 to 2035 | Unsecured Debt [Member]
Long-Term Debt
Total long-term debt	$ 364	$ 343

Long-Term Debt (Details 1) (USD $)	12 Months Ended
	Jan. 28, 2011	Apr. 30, 2010 2020 and 2040 Notes [Member]	Apr. 30, 2010 2020 Notes [Member]	Apr. 30, 2010 2040 Notes [Member]	Nov. 30, 2010 2016 and 2021 Notes [Member]	Nov. 30, 2010 2016 Notes [Member]	Nov. 30, 2010 2021 Notes [Member]
Long-Term Debt (Textuals) [Abstract]
Face amount issued		$ 1,000,000,000	$ 500,000,000	$ 500,000,000	$ 1,000,000,000	$ 475,000,000	$ 525,000,000
Stated interest rate			4.63%	5.80%		2.13%	3.75%
Unamortized discount			3,000,000	5,000,000		2,000,000	3,000,000
Additional Long-Term Debt (Textuals) [Abstract]
Real properties pledged as collateral	52,000,000
Puttable Notes Issued in 1997	100,000,000
Issue date	1997
Number of years after issuance that notes are puttable	Amount includes $100 million of notes issued in 1997 that may be put at the option of the holder on the 20th anniversary of the issue at par value. None of these notes are currently puttable.
Debt maturities, exclusive of unamortized discounts and capitalized lease obligations, 2011	1,000,000
Debt maturities, exclusive of unamortized discounts and capitalized lease obligations, 2012	551,000,000
Debt maturities, exclusive of unamortized discounts and capitalized lease obligations, 2013	1,000,000
Debt maturities, exclusive of unamortized discounts and capitalized lease obligations, 2014	1,000,000
Debt maturities, exclusive of unamortized discounts and capitalized lease obligations, 2015	508,000,000
Debt maturities, exclusive of unamortized discounts and capitalized lease obligations, after five years	$ 5,200,000,000

Shareholders' Equity (Details) (USD $)	12 Months Ended
	Jan. 28, 2011	Jan. 29, 2010
Shareholders' Equity
Preferred stock, par value	$ 5	$ 5
Preferred stock, shares issued	0	0
Common stock, shares authorized	5,600,000,000	5,600,000,000
Common stock, par value	$ 0.5	$ 0.5
Amount repurchased under the share repurchase program, shares	111,700,000	21,900,000
Amount repurchased under the share repurchase program, value	$ 2,600,000,000	$ 500,000,000
Reduction in retained earnings	2,400,000,000	3,000,000
Remaining authorization under share repurchase program	2,400,000,000	5,000,000,000
Shares repurchased from employees for taxes on share-based payment awards	700,000	200,000
Cost of shares repurchased from employees for taxes on share-based payment awards	$ 18,000,000	$ 4,000,000
Preferred stock, shares authorized	5,000,000	5,000,000

Accounting for Share-Based Payment (Details)	12 Months Ended
	Jan. 28, 2011	Jan. 29, 2010	Jan. 30, 2009
Assumptions used:
Weighted-average expected volatility	39.40%	36.40%	25.10%
Weighted-average dividend yield	0.0107	0.0082	0.0056
Weighted-average risk-free interest rate	2.02%	1.71%	2.19%
Expected term, in years		4	4
Weighted-average expected term, in years	4.42	4	4
Lower range [Member]
Assumptions used:
Expected volatility	37.70%	36.40%	25.00%
Expected dividend yield	0.96%	0.82%	0.56%
Risk-free interest rate	1.22%	1.70%	2.19%
Expected term, in years	4
Higher range [Member]
Assumptions used:
Expected volatility	41.40%	38.60%	32.20%
Expected dividend yield	1.30%	0.97%	0.74%
Risk-free interest rate	2.30%	2.08%	3.09%
Expected term, in years	5

Accounting for Share-Based Payment (Details 1) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	12 Months Ended
Jan. 28, 2011
Schedule of Stock Option Activity
Outstanding, Beginning Balance, shares	23,170
Outstanding, Beginning Balance, Weighted-Average Exercise Price Per Share	$ 26.42
Stock options granted	3,208
Weighted-average exercise price of options granted	$ 23.96
Stock options canceled, forfeited, or expired	(883)
Weighted-average exercise price of options canceled, forfeited, or expired	$ 26.74
Stock options exercised	(1,386)
Weighted-average exercise price of options exercised	19.31
Outstanding, Ending Balance, shares	24,109
Outstanding, Ending Balance, Weighted-Average Exercise Price Per Share	$ 26.48
Outstanding, Weighted-Average Remaining Term (in years)	3.06
Outstanding, Ending Balance, Aggregate Intrinsic Value	49,035,000
Vested and expected to vest, shares	23,473
Weighted average exercise price of options vested and expected to vest	$ 26.56
Vested and expected to vest, Weighted-Average Remaining Term (in years)	2.98
Aggregate intrinsic value of options vested and expected to vest	48,083,000
Stock options exercisable	16,750
Weighted-average exercise price of options exercisable	$ 29.13
Exercisable, Weighted-Average Remaining Term (in years)	2.04
Aggregate intrinsic value of options exercisable	$ 13,851,000

Accounting for Share-Based Payment (Details 2) (USD $)	12 Months Ended
	Jan. 28, 2011	Jan. 29, 2010	Jan. 30, 2009
Restricted Stock Awards [Member]
Summary of restricted stock awards and restricted stock units issued
Nonvested, Beginning Balance, shares	8,457,000
Granted, shares	3,458,000
Vested, shares	(1,554,000)
Canceled or forfeited, shares	(506,000)
Nonvested, Ending Balance, shares	9,855,000	8,457,000
Nonvested, Beginning Balance, Weighted-Average Grant-Date Fair Value Per Share	$ 20.86
Granted, Weighted-Average Grant-Date Fair Value Per Share	$ 23.88	$ 16.03	$ 23.75
Vested, Weighted-Average Grant-Date Fair Value Per Share	$ 30.23
Cancelled or Forfeited, Weighted Average Grant-Date Fair Value Per Share	$ 20.45
Nonvested, Ending Balance, Weighted-Average Grant-Date Fair Value Per Share	$ 20.46	$ 20.86
Restricted Stock Units [Member]
Summary of restricted stock awards and restricted stock units issued
Nonvested, Beginning Balance, shares	92,000
Granted, shares	99,000
Vested, shares	(11,000)
Canceled or forfeited, shares	(12,000)
Nonvested, Ending Balance, shares	168,000	92,000
Nonvested, Beginning Balance, Weighted-Average Grant-Date Fair Value Per Share	$ 18.35
Granted, Weighted-Average Grant-Date Fair Value Per Share	$ 22.84	$ 15.63	$ 22.8
Vested, Weighted-Average Grant-Date Fair Value Per Share	$ 22.72
Cancelled or Forfeited, Weighted Average Grant-Date Fair Value Per Share	20.16
Nonvested, Ending Balance, Weighted-Average Grant-Date Fair Value Per Share	$ 20.58	$ 18.35
Performance Accelerated Restricted Stock Awards [Member]
Summary of restricted stock awards and restricted stock units issued
Nonvested, Beginning Balance, shares	1,073,000
Vested, shares	(311,000)
Canceled or forfeited, shares	(29,000)
Nonvested, Ending Balance, shares	733,000
Nonvested, Beginning Balance, Weighted-Average Grant-Date Fair Value Per Share	$ 32.91
Vested, Weighted-Average Grant-Date Fair Value Per Share	$ 30
Cancelled or Forfeited, Weighted Average Grant-Date Fair Value Per Share	33.59
Nonvested, Ending Balance, Weighted-Average Grant-Date Fair Value Per Share	$ 34.11
Performance Based Restricted Stock Awards [Member]
Summary of restricted stock awards and restricted stock units issued
Nonvested, Beginning Balance, shares	1,484,000
Vested, shares	(151,000)
Canceled or forfeited, shares	(475,000)
Nonvested, Ending Balance, shares	858,000
Nonvested, Beginning Balance, Weighted-Average Grant-Date Fair Value Per Share	$ 27.3
Granted, Weighted-Average Grant-Date Fair Value Per Share			$ 23.97
Vested, Weighted-Average Grant-Date Fair Value Per Share	$ 32.18
Cancelled or Forfeited, Weighted Average Grant-Date Fair Value Per Share	$ 31.77
Nonvested, Ending Balance, Weighted-Average Grant-Date Fair Value Per Share	$ 23.97

Accounting for Share Based Payment (Details Textual) (USD $)	12 Months Ended
	Jan. 28, 2011	Jan. 29, 2010	Jan. 30, 2009
Additional Accounting for Share Based Payment (Textuals) [Abstract]
Share-based payment expense	$ 115,000,000	$ 102,000,000	$ 95,000,000
Tax benefit related to share-based payment expense	38,000,000	27,000,000	31,000,000
Unrecognized share-based payment expense	106,000,000
Unrecognized share-based payment expense to be recognized in 2011	69,000,000
Unrecognized share-based payment expense to be recognized in 2012	34,000,000
Unrecognized share-based payment expense to be recognized after 2012	3,000,000
Weighted-average recognition period, in years	1.6
Restricted Stock Awards [Member]
Accounting for Share-Based Payment
Awards granted	3,458,000
Vesting period, in years, minimum	3 years
Vesting period, in years, maximum	5 years
Total fair value of awards vested	37,000,000	12,000,000	18,000,000
Vested, shares	1,554,000
Weighted average grant-date fair value of awards granted in the period	$ 23.88	$ 16.03	$ 23.75
Employee Stock Purchase Plan [Member]
Accounting for Share-Based Payment
Shares authorized for grant	45,000,000
Remaining shares available for grant	10,700,000
Purchase price of shares (percentage)	85.00%
Share-based payment expense (percentage)	15.00%
Shares issued	3,846,086
Performance Accelerated Restricted Stock Awards [Member]
Accounting for Share-Based Payment
Requisite service period	In general, these awards vest at the end of a five-year service period from the date of grant, unless performance acceleration goals are achieved, in which case, awards vest 50% at the end of three years or 100% at the end of four years.
Total fair value of awards vested	7,000,000	0	6,000,000
Vested, shares	311,000
Performance Based Restricted Stock Awards [Member]
Accounting for Share-Based Payment
Percentage of awards that vest at end of vesting period, range start	25.00%
Percentage of awards that vest at end of vesting period, range end	1
Total fair value of awards vested	4,000,000
Vested, shares	151,000
Weighted average grant-date fair value of awards granted in the period			$ 23.97
Employee Stock Option [Member]
Accounting for Share-Based Payment
Requisite service period	Stock options generally have terms of seven years, with normally one-third of each grant vesting each year for three years
Weighted-average grant-date fair value per share of options granted	$ 7.68	$ 4.58	$ 5.25
Total intrinsic value of options exercised	6,000,000	8,000,000	17,000,000
Deferred Stock Units [Member]
Accounting for Share-Based Payment
Requisite service period	For non-employee Directors, these awards vest immediately and are expensed on the grant date.
Awards granted	47,000
Total fair value of awards vested	1,000,000	1,000,000	10,000,000
Vested, shares	47,000
Vested outstanding awards	700,000
Weighted average grant-date fair value of awards granted in the period	$ 24.75	$ 19.01	$ 24
Annual award amount	$ 115,000	$ 115,000	$ 115,000
Restricted Stock Units [Member]
Accounting for Share-Based Payment
Requisite service period	In general, these awards vest at the end of a three year period from the date of grant
Awards granted	99,000
Vested, shares	11,000
Weighted average grant-date fair value of awards granted in the period	$ 22.84	$ 15.63	$ 22.8
Stock Incentive Plans [Member]
Accounting for Share-Based Payment
Shares authorized for grant	169,000,000
Remaining shares available for grant	24,000,000

Employee Retirement Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 28, 2011	Jan. 29, 2010	Jan. 30, 2009
Employee Retirement Plans [Abstract]
Contribution percentage for employees automatically enrolled in the 401k plan	1.00%
Maximum company match	4.25%
Service requirement to receive company match	Employees are eligible to participate in the 401(k) Plan six months (180 days prior to January 1, 2011) after their original date of service
Employee retirement plan expense	$ 154	$ 154	$ 112

Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 28, 2011	Jan. 29, 2010	Jan. 30, 2009
Effective Income Tax Rate Reconciliation
Statutory federal income tax rate	35.00%	35.00%	35.00%
State income taxes, net of federal tax benefit	3.00%	2.20%	2.90%
Other, net	(0.30%)	(0.30%)	(0.50%)
Effective tax rate	37.70%	36.90%	37.40%
Current:
Federal	$ 1,171	$ 1,046	$ 1,070
State	188	123	166
Total current	1,359	1,169	1,236
Deferred:
Federal	(117)	(108)	82
State	(24)	(19)	(7)
Total deferred	(141)	(127)	75
Total income tax provision	1,218	1,042	1,311
Deferred tax assets:
Self-insurance	303	251
Share-based payment expense	128	115
Deferred rent	89	75
Other, net	249	223
Total deferred tax assets	769	664
Valuation allowance	(99)	(65)
Net deferred tax assets	670	599
Deferred tax liabilities:
Property	(870)	(934)
Other, net	(74)	(55)
Total deferred tax liabilities	(944)	(989)
Net deferred tax liability	(274)	(390)
Unrecognized Tax Benefits Reconciliation
Unrecognized tax benefits, beginning of year	154	200	138
Additions for tax positions of prior years	22	31	82
Reductions for tax positions of prior years	(19)	(45)	(16)
Net additions based on tax positions related to the current year	9	5	16
Settlements	(1)	(37)	(19)
Reductions due to a lapse in applicable statute of limitations			(1)
Unrecognized tax benefits, end of year	$ 165	$ 154	$ 200

Income Taxes (Details Textual) (USD $)	12 Months Ended
	Jan. 28, 2011	Jan. 29, 2010	Jan. 30, 2009
Income Taxes (Textuals) [Abstract]
Deferred tax assets cumulative valuation allowances recorded	$ 99,000,000	$ 65,000,000
Additional Income Taxes (Textuals) [Abstract]
Unrecognized tax benefits that would impact effective tax rate	8,000,000	7,000,000
Interest recognized on uncertain tax positions	7,000,000	(9,000,000)	10,000,000
Penalties recognized on uncertain tax positions	200,000	(9,000,000)	3,000,000
Accrued interest on uncertain tax positions	21,000,000	14,000,000
Accrued penalties on uncertain tax positions	700,000	1,000,000
Income tax examination years under examination	2004, 2005, 2006 and 2007
Open tax years, state tax jurisdictions	2002 to 2009
Foreign Country [Member]
Income Taxes (Textuals) [Abstract]
Cumulative Net operating losses	310,000,000	209,000,000
Range of expiration dates of net operating losses	2017 through 2030
Deferred tax assets cumulative valuation allowances recorded	$ 99,000,000	$ 65,000,000

Earnings Per Share (Details) (USD $)	12 Months Ended
	Jan. 28, 2011	Jan. 29, 2010	Jan. 30, 2009
Basic earnings per common share:
Net earnings	$ 2,010,000,000	$ 1,783,000,000	$ 2,195,000,000
Less: Net earnings allocable to participating securities	(17,000,000)	(13,000,000)	(11,000,000)
Net earnings allocable to common shares	1,993,000,000	1,770,000,000	2,184,000,000
Weighted-average common shares outstanding	1,401,000,000	1,462,000,000	1,457,000,000
Basic earnings per common share	$ 1.42	$ 1.21	$ 1.5
Diluted earnings per common share:
Net earnings	2,010,000,000	1,783,000,000	2,195,000,000
Net earnings adjustment for interest on convertible notes, net of tax	0	0	2,000,000
Net earnings, adjusted	2,010,000,000	1,783,000,000	2,197,000,000
Less: Net earnings allocable to participating securities	(17,000,000)	(13,000,000)	(11,000,000)
Net earnings allocable to common shares	$ 1,993,000,000	$ 1,770,000,000	$ 2,186,000,000
Weighted-average common shares outstanding	1,401,000,000	1,462,000,000	1,457,000,000
Dilutive effect of non-participating share-based awards	2,000,000	2,000,000	3,000,000
Dilutive effect of convertible notes	0	0	8,000,000
Weighted-average common shares, as adjusted	1,403,000,000	1,464,000,000	1,468,000,000
Diluted earnings per common share	$ 1.42	$ 1.21	$ 1.49
Earnings Per Share (Textuals) [Abstract]
Anti-dilutive securities	19,800,000	21,400,000	19,100,000

Leases (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 28, 2011	Jan. 29, 2010	Jan. 30, 2009
Leases (Textuals) [Abstract]
Lease term, store facilities and land	20
Renewal options included in lease agreements, minimum	4
Renewal options included in lease agreements, maximum	6
Duration of lease renewal options	5
Operating leases, rent expense	$ 402	$ 410	$ 399
Operating Leases, Future Minimum Payments Due
2011	418
2012	416
2013	410
2014	399
2015	392
Later years	3,973
Total minimum lease payments	6,008
Capitalized Lease Obligations, Future Minimum Payments Due
2011	68
2012	69
2013	69
2014	64
2015	54
Later years	302
Total minimum lease payments	626
Less amount representing interest	(273)
Present value of minimum lease payments	353
Less current maturities	(35)
Present value of minimum lease payments, less current maturities	318
Operating and Capital Leases, Future Minimum Payments Due
2011	486
2012	485
2013	479
2014	463
2015	446
Later years	4,275
Total minimum lease payments	$ 6,634

Commitments and Contingencies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Jan. 28, 2011
Commitments and Contingencies (Textuals) [Abstract]
Non-cancelable commitments	$ 633
Non-cancelable commitments due 2011	386
Non-cancelable commitments due 2012	175
Non-cancelable commitments due 2013	61
Non-cancelable commitments due 2014	9
Non-cancelable commitments due 2015	1
Non-cancelable commitments due thereafter	1
Outstanding standby and documentary letters of credit	19
Payments backed by letters of credit due 2011	18
Payments backed by letters of credit due 2012	1
Commitment fees on letters of credit, minimum	0.00225
Commitment fees on letters of credit, maximum	0.01
Amounts committed under joint venture agreement	400
Ownership interest in joint venture agreement	33.00%
Amount contributed	$ 140

Related Parties (Details) (USD $) In Millions	12 Months Ended
	Jan. 28, 2011	Jan. 29, 2010	Jan. 30, 2009
Related Parties (Textuals) [Abstract]
Related party purchases	$ 82	$ 86	$ 92

Other Information (Details) (USD $) In Millions	12 Months Ended
	Jan. 28, 2011	Jan. 29, 2010	Jan. 30, 2009
Net interest expense
Long-term debt	$ 312	$ 293	$ 292
Short-term borrowings		2	11
Capitalized lease obligations	35	32	31
Interest income	(12)	(17)	(40)
Interest capitalized	(14)	(19)	(36)
Interest on tax uncertainties	7	(9)	10
Other	4	5	12
Interest - net	332	287	280
Supplemental disclosures of cash flow information
Cash paid for interest, net of amount capitalized	319	314	309
Cash paid for income taxes	1,590	1,157	1,138
Non-cash investing and financing activities:
Non-cash property acquisitions, including assets acquired under capital lease	56	69	124
Change in equity method investments	(4)	(4)	(15)
Conversions of long-term debt to equity	0	0	1
Cash dividends declared but not paid	$ 148	$ 131	$ 0

Other Information (Details 1) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jan. 28, 2011	Jan. 29, 2010	Jan. 30, 2009
Sales by Product Category [Abstract]
Total Sales	$ 48,815	$ 47,220	$ 48,230
Percentage of Total Sales	100.00%	100.00%	100.00%
Appliances [Member]
Sales by Product Category [Abstract]
Total Sales	5,365	4,904	4,752
Percentage of Total Sales	11.00%	10.00%	10.00%
Lumber [Member]
Sales by Product Category [Abstract]
Total Sales	3,402	3,242	3,506
Percentage of Total Sales	7.00%	7.00%	7.00%
Paint [Member]
Sales by Product Category [Abstract]
Total Sales	3,003	2,913	2,791
Percentage of Total Sales	6.00%	6.00%	6.00%
Millwork [Member]
Sales by Product Category [Abstract]
Total Sales	2,884	2,786	2,965
Percentage of Total Sales	6.00%	6.00%	6.00%
Building materials [Member]
Sales by Product Category [Abstract]
Total Sales	2,879	2,924	2,966
Percentage of Total Sales	6.00%	6.00%	6.00%
Lawn & landscape products [Member]
Sales by Product Category [Abstract]
Total Sales	2,812	2,690	2,585
Percentage of Total Sales	6.00%	6.00%	5.00%
Flooring [Member]
Sales by Product Category [Abstract]
Total Sales	2,779	2,765	2,879
Percentage of Total Sales	6.00%	6.00%	6.00%
Rough plumbing [Member]
Sales by Product Category [Abstract]
Total Sales	2,709	2,659	2,618
Percentage of Total Sales	6.00%	6.00%	6.00%
Seasonal living [Member]
Sales by Product Category [Abstract]
Total Sales	2,654	2,413	2,449
Percentage of Total Sales	5.00%	5.00%	5.00%
Tools [Member]
Sales by Product Category [Abstract]
Total Sales	2,604	2,439	2,563
Percentage of Total Sales	5.00%	5.00%	5.00%
Hardware [Member]
Sales by Product Category [Abstract]
Total Sales	2,526	2,497	2,516
Percentage of Total Sales	5.00%	5.00%	5.00%
Fashion plumbing [Member]
Sales by Product Category [Abstract]
Total Sales	2,433	2,475	2,573
Percentage of Total Sales	5.00%	5.00%	5.00%
Lighting [Member]
Sales by Product Category [Abstract]
Total Sales	2,396	2,407	2,508
Percentage of Total Sales	5.00%	5.00%	5.00%
Nursery [Member]
Sales by Product Category [Abstract]
Total Sales	1,962	1,942	1,850
Percentage of Total Sales	4.00%	4.00%	4.00%
Outdoor power equipment [Member]
Sales by Product Category [Abstract]
Total Sales	1,932	1,834	1,963
Percentage of Total Sales	4.00%	4.00%	4.00%
Cabinets & countertops [Member]
Sales by Product Category [Abstract]
Total Sales	1,700	1,715	1,935
Percentage of Total Sales	3.00%	4.00%	4.00%
Home organization [Member]
Sales by Product Category [Abstract]
Total Sales	1,695	1,662	1,662
Percentage of Total Sales	3.00%	3.00%	4.00%
Rough electrical [Member]
Sales by Product Category [Abstract]
Total Sales	1,409	1,316	1,446
Percentage of Total Sales	3.00%	3.00%	3.00%
Home Fashion [Member]
Sales by Product Category [Abstract]
Total Sales	1,337	1,309	1,408
Percentage of Total Sales	3.00%	3.00%	3.00%
Other [Member]
Sales by Product Category [Abstract]
Total Sales	$ 334	$ 328	$ 295
Percentage of Total Sales	1.00%	1.00%	1.00%

Valuation and Qualifying Accounts and Reserves (Details) (USD $) In Millions	12 Months Ended
	Jan. 28, 2011	Jan. 29, 2010	Jan. 30, 2009
Reserve for loss on obsolete inventory
Movement in Valuation Allowances and Reserves
Balance at beginning of period	$ 49	$ 58	$ 67
Deductions	(10)	(9)	(9)
Balance at end of period	39	49	58
Reserve for inventory shrinkage
Movement in Valuation Allowances and Reserves
Balance at beginning of period	138	129	137
Charges to costs and expenses	292	291	374
Deductions	(303)	(282)	(382)
Balance at end of period	127	138	129
Reserve for sales returns
Movement in Valuation Allowances and Reserves
Balance at beginning of period	51	49	51
Charges to costs and expenses	1	2
Deductions			(2)
Balance at end of period	52	51	49
Deferred tax valuation allowance
Movement in Valuation Allowances and Reserves
Balance at beginning of period	65	42	22
Charges to costs and expenses	34	23	20
Balance at end of period	$ 99	$ 65	$ 42